MML Series Investment Fund Table of Contents

Page
To Our Shareholders	2-9

Statement of Assets and Liabilities as of June 30, 1999	10

MML Equity Fund
MML Money Market Fund
MML Managed Bond Fund
MML Blend Fund

Statement of Operations For the Six Months Ended June 30, 1999	11

MML Equity Fund
MML Money Market Fund
MML Managed Bond Fund
MML Blend Fund

Statement of Changes in Net Assets For the Six Months Ended June 30, 1999 and
For the Year Ended December 31, 1998	12

MML Equity Fund
MML Money Market Fund
MML Managed Bond Fund
MML Blend Fund

Financial Highlights

MML Equity Fund	13
MML Money Market Fund	14
MML Managed Bond Fund	15
MML Blend Fund	16

Schedule of Investments as of June 30, 1999

MML Equity Fund	17-19
MML Money Market Fund	20-21
MML Managed Bond Fund	22-26
MML Blend Fund	27-35

Notes to Financial Statements	36-40

MML Series Investment Fund

To Our Shareholders

U.S. Economy Keeps Growing

The most surprising economic development during the first half of 1999 was the continued strong growth of the U.S. economy. Confounding those who had been looking for slower growth--perhaps even a recession--as a result of the Asian financial crisis and last fall's credit crunch, the U.S. economy stormed ahead in the first quarter, with GDP growing a robust 4.3%. Consumption and fixed investment were both strong, although surging imports exacerbated the trade deficit, thereby offsetting some of the gains in other sectors. The housing market also exhibited strength, as did auto and truck sales. As expected, growth eased somewhat in the second quarter but was still sufficient to yield an annualized growth rate of 3.30% for the first half overall.

For the first time since the problems in Asia surfaced in the fall of 1997, inflation returned as a source of widespread concern. Although the labor market showed no worrisome increases in wages, Federal Reserve Board (Fed) Chairman Alan Greenspan remarked in his June testimony to Congress that such rises were "inevitable" given the relative shortage of qualified workers. Moreover, the Consumer Price Index (CPI) for April was much higher than expected, although the CPI for May failed to confirm April's gains. The bottom line: there was little hard evidence of inflationary pressures, but there was enough to make investors worry that the Fed, which has often stated its commitment to acting preemptively, would raise interest rates before there were clear signs of trouble. This part of the scenario played out as expected, with the Fed hiking short-term rates by .25% on the last day of June. Nonetheless, investors were pleased when the Fed also announced a return to a neutral bias with respect to future changes in interest rates.

Asian Markets Rebound

Most stock markets in Asia saw healthy gains in the first half of the year, mirroring investors' expectations that the region's economies had hit bottom and were on the rebound. Japan, for example, reported a sharp surge in first quarter GDP. Other economic data, though, failed to confirm the GDP number. Similarly, other countries in the Pacific Basin announced a variety of initiatives to help make companies in that region more competitive, but it remains to be seen how many of these initiatives will come to fruition. Until we see more tangible evidence of much needed structural changes, prospects for meaningful recovery in the region remain suspect.

In January, Brazil became the latest emerging market to suffer a devaluation of its currency. Subsequently, interest rates fell significantly there and stocks rallied strongly, along with equities in most other South American countries. On the other hand, European share prices recorded modest gains, and economic growth remained weak, making it unlikely that exports to Europe would provide much help for the U.S. economy over the next six months.

Cyclical Shares Lead Stocks Higher

During the first quarter, U.S. stock investors had a defensive mindset. This was reflected in a tiered market, with positive performance for the most part limited to a small group of large-capitalization growth stocks whose underlying companies were perceived as being capable of delivering consistent earnings growth. However, as the year progressed, better than expected growth in the U.S. and improving prospects overseas led analysts to roughly double their estimates for 1999 corporate earnings growth.

With investors' confidence returning, the second quarter saw a significant rally in cyclical stocks-those that are most sensitive to fluctuations in economic activity. Small- and mid-cap stocks, largely ignored in the first quarter, also advanced sharply. Although concerns about inflation, rising interest rates, and a possible Fed tightening limited gains to some extent, the improving earnings picture enabled many of the popular averages to close the period near their all-time highs.

Rising Rates Hurt Bonds

The Treasury yield curve, which began the year relatively flat, steepened noticeably during the first half of the year. Yields advanced all along the curve, particularly in the two to ten year maturities, making it a less than ideal environment for credit market investors.

Spreads between corporates and Treasuries began the year at fairly modest levels, widened around the middle of the period, and narrowed again near the end. Overall, spread product--that is, fixed-income investments offering a yield advantage over Treasury securities--performed somewhat better than Treasuries.

Supply and demand in the investment-grade corporate market was robust and well balanced, except near the end of the period, when many buyers sat on the sidelines to see what the Fed would do about interest rates. Activity in high-yield securities, however, was well behind the pace of last year, as investors remained cautious following last fall's damage to the high-yield market.

Second-Half Prospects

Although the second half will likely bring further slowing in the U.S. economy, it would not be surprising to see the Fed raise interest rates once more this year. For one thing, we are likely to see further evidence of inflationary pressures, though they should be mild. Furthermore, the rate cuts of last fall were a response to hemorrhaging financial markets. Now that the markets are out of danger, the Fed may be inclined to " take back" all or most of those reductions. Finally, given the uncertainties of the Year 2000 (Y2K) phenomenon, it is likely that if the Fed does raise rates, the announcement will be made at its August or October meeting rather than later in the year.

Regarding Y2K, no one can predict how investors will react as the end of the year draws closer. It's worth recalling, though, that MassMutual's focus has always been on investing for the long term, not trying to respond to short-term market events. The solid fundamentals that have been powering this historic bull market--strong economic growth, low interest rates and low inflation--are still very much intact.

Year 2000 Readiness Statement

Like other businesses and governments around the world, MML Series Investment Fund could be adversely affected if the computer systems used by the Funds' service providers and those with which they do business do not properly recognize the Year 2000. This is commonly referred to as the "Year 2000 issue." In 1996, MassMutual began an enterprise-wide process of identifying, evaluating, and implementing changes to its computer systems to address the Year 2000 issue. MassMutual is addressing the Year 2000 issue internally with modifications to existing programs and conversions to new programs. MassMutual has advised the Fund that the Year 2000 issue is one of MassMutual's highest business operational priorities. MassMutual is also seeking assurances from the Funds' other service providers in order to identify and resolve Year 2000 issues. In addition, because the Year 2000 issue affects virtually all organizations, the companies in which the Fund invests could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

/s/ Stuart H. Reese
Stuart H. Reese
President
MML Series Investment Fund

July 30, 1999

MML EQUITY FUND

What are the investment objectives and policies for the MML Equity Fund?	The objective and policies of the Fund are to:
  achieve a superior total rate of return over an extended period of time from both capital appreciation and current income in addition to the preservation of capital invest in a diversified portfolio of equity securities of larger, well-established companies (generally companies with market capitalization over $2.0 billion)
  use a value-oriented strategy in making investment decisions use fundamental analysis to identify companies which
  -are of high investment quality
  -offer above-average dividend growth potential
  -are attractively valued in the marketplace

How did the Fund perform during the first half of 1999?	For the six months ended June 30, 1999, the Fund's shares had a return of 7.45%[1] , which trailed the 12.38% return of the Standard & Poor's 500 ® Index [2] , (the Index) a market capitalization-weighted, unmanaged index of 500 common stocks. The Fund also lagged the 11.04% return of the average diversified equity fund monitored by Lipper, Inc.

What factors influenced the Fund's performance?	It's useful to divide the period into two parts that correspond roughly to the first and second quarters of the year. For the first quarter, value stocks were ignored for the most part, as investors, still fearing a slowdown in the economy, continued to focus on a select group of large-capitalization growth stocks with reputations for consistent earnings growth. As a result, the Fund's return was slightly negative for the first quarter, while the S&P 500 gained 4.9%. As our investment strategy is value-oriented, we were precluded from investing in the growth stocks which dominated the market during the first part of the year. Hence, our underperformance is primarily attributable to our investment style.
In the second quarter, things changed dramatically for the better, in spite of rising interest rates. Ongoing strength in the U.S. economy, signs of a possible turnaround in Asia, and higher oil prices led to a broadening of investor interest beyond the large-cap growth stocks where most of the buying had been concentrated. Analysts increased their earnings expectations for stocks in general to roughly double what had been forecast earlier in the year. With investors once again showing interest in value stocks, the Fund posted a gain of 10.6% for the second quarter, handily beating the 7.05% gain of the S&P 500. During this period, the Fund's investments in technology, telecommunications, basic materials, and energy were especially beneficial. On the other hand, our health care holdings suffered, as investors jettisoned stocks in that formerly popular sector as part of the overall move away from growth stocks.

What stocks performed well?	One of our best contributors was IBM, one of the Fund's largest holdings. " Big Blue" rose approximately 40% during the period on the strength of solid first quarter earnings. Another stalwart, Hewlett-Packard, had a similar gain. After a sluggish 1998, HP's personal computer and printer businesses appeared to be recovering. The company's new server business also seemed to be doing well. Marsh & McLennan rose partly on the continued rapid asset growth of Putnam Investments, its mutual fund subsidiary. BP Amoco was one beneficiary of the surge in crude oil prices. Finally, Frontier Corporation is a telecommunications company with business interests in the fast-growing Internet and teleconferencing areas. The stock, which rose 74% during the period, was helped when both Global Crossings and Qwest Communications expressed interest in acquiring the company.

1	The return reflects changes in the net asset value per share without the deduction of any insurance product charges. The inclusion of these charges would have reduced the performance shown here. Past performance is no indication of future results.

2

"Standard & Poor's®", "S&P®", "S&P 500®" and " Standard & Poor's 500®," are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies ("S&P "). S&P makes no representations or warrants, express or implied, regarding the advisability of investing in the Fund.

Which stocks were disappointing?

Schering-Plough exemplified the weak health care sector. The stock, which had been one of the Fund's best-performing holdings during 1998, struggled in the first half of 1999. In the retail food sector, Albertsons was disappointing. The stock suffered from delays in completing the company's acquisition of competitor American Stores. Crown, Cork & Seal, a container company with a strong cash flow, failed to match earnings estimates for the last several quarters.

What is your outlook?	The stronger than expected economy, and the increased earnings estimates that resulted from it, were the keys to the improving outlook for value stocks that we witnessed in the second half of the period. Going forward, we see a reasonably supportive environment for the rest of the year. Advances in stock prices are ultimately tied to rising earnings, and rising earnings depend on a growing economy. As long as economic growth continues at something near its recent pace, the Fund should do reasonably well.

The pattern for the past few years has been for economic growth to be exceptionally strong during the first quarter and then to tail off the rest of the year. We would not be surprised to see that pattern repeat in 1999. If so, there would be less reason for the Federal Reserve Board to raise interest rates in the second half of the year as a way of counteracting inflationary forces.

There is still overcapacity in many industries, a factor that helps insure adequate supply and keep prices from rising. Stiff global competition also remains a powerful incentive for most companies not to raise prices. So our view is that inflation will not be a major problem any time soon.

MML MONEY MARKET FUND

What are the investment objectives and policies for the MML Money Market Fund?	The objective and policies of the Fund are to:
  maximize current income to the extent consistent with liquidity and the preservation of capital invest in a diversified portfolio of money market instruments invest in high quality debt instruments with remaining maturity not to exceed 397 days

How did the Fund perform during the first half of 1999?	The Fund's shares had a net return of 2.21%[1] , which is slightly lower than the 2.25% return available from 91-day Treasury-bills.

What factors influenced the Fund's performance?	Rising interest rates had a limiting effect on the Fund's absolute returns, although its emphasis on high quality commercial paper issuers helped the Fund yield more than similar average life treasury securities. The Fund is a registered money market fund and is required to invest at least 95% of its assets in Tier 1 issues, that is, issuers who have received the highest rating from at least two of the nationally recognized rating agencies. MassMutual's strength in credit analysis allows us to focus on purchases of Tier 1 commercial paper issues which typically offer a yield advantage versus U.S. Government issues.

1	The return reflects changes in the net asset value per share without the deduction of any insurance product charges. The inclusion of these charges would have reduced the performance shown here. Past performance is no indication of future results.

What was the investment background during the period?

    Although the first half of 1999 was decidedly less eventful than the latter half of 1998, there were some significant developments. Most credit market participants had been looking for slower economic growth--perhaps even a recession--throughout most of 1998. However, as the U.S. economy continued to show better than expected growth and battered Asian economies began to look as if they might be starting on the road to recovery, inflation returned to center stage as bond investors' prime concern.

    A sharp run-up in the price of crude oil added to worries about inflation, as did several economic reports during the period--most notably, a much higher than expected Consumer Price Index (CPI) for the month of April. Although the May CPI fell back to benign levels, anticipation that the Federal Reserve Board (Fed) might raise short-term interest rates continued to build throughout the first six months of 1999, especially in the second quarter. On June 30, the Fed fulfilled expectations by boosting the federal funds rate by .25%. The surprise was that there was also a shift back to a neutral bias toward future rate changes, which caused bond prices to advance sharply from their levels just before the Fed announcement.

What effect did these developments have on the Fund's investments?

    The prospect of a Fed move to raise interest rates resulted in an increase in the rates on Tier 1 commercial paper securities, most of which occurred in June. Commercial paper securities widened as investors demanded a larger yield premium to government securities as supply of paper increased and credit concerns increased.

    The prospect of a Fed tightening provided an incentive to borrowers to bring securities to market before the rate hike actually took place. Consequently, there was a generous supply of paper available to the Fund.

    The Fund's average life remained consistently close to that of the IBC/Donohue Universe, our benchmark index for that purpose. During the first six months of this year, the average life of the Fund's holdings fluctuated from a low of 52 days in January to a high of 64 days in May.

What is your outlook for the rest of 1999?

    Now that we have seen one increase by the Fed, one question on everyone's mind going forward will be whether there are more rate hikes on the near term horizon. In that regard, the second quarter economic numbers will be crucial. The Fed has made it clear that its policy is to be "preemptive" in fighting inflation, meaning that it will act before inflation becomes obvious.

    The Year 2000 (Y2K) issue may also play an important role in the second half of the year. To the extent possible, we are seeking assurances of readiness from the companies in which we invest. On a broader level, it's possible that the credit markets will be affected by individual investors' desire for greater liquidity near the end of the year. If people decide to make significantly higher than normal withdrawals from their money market funds in order to have more cash on hand, this Fund and others like it could well feel the effects. Most likely, those effects would be very short term in nature.

    Y2K aside, we will stick to our overall strategy of using MassMutual's strength in credit analysis to pursue our goal of providing the Fund's investors with returns that exceed those of the typical money market fund.

    MML MANAGED BOND FUND

What are the investment objectives and policies for the MML Managed Bond Fund?

    The objective and policies of the Fund are to:

      achieve a high total return consistent with prudent investment risk and the preservation of capital invest primarily in a diversified portfolio of investment grade, fixed-income securities

How did the Fund perform during the first half of 1999?	For the six months ended June 30, 1999, the Fund's shares returned
-1.95%[1] , slightly higher than the -2.27% return of the Lehman Brothers Government/Corporate Bond Index, an unmanaged measure of major U.S. government and investment grade corporate bonds with more than one year remaining until the scheduled payment of principal.

1	The return reflects changes in the net asset value per share without the deduction of any insurance product charges. The inclusion of these charges would have reduced the performance shown here. Past performance is no indication of future results.

What factors influenced the Fund's performance?

    Rising interest rates made it difficult for the Fund to make much headway. Yields increased all along the yield curve, especially in the two to ten year range, where most of the Fund's purchases are typically concentrated. While investors had anticipated an economic slowdown and possibly a recession for most of 1998, concerns shifted back to a possible return of inflation in 1999. This was due to several factors, including ongoing strength in the U.S. economy, signs of a possible recovery in the depressed Asian economies and a surge in crude oil prices.

    On the inflation front, several economic reports during the first half were worrisome to investors, particularly a much higher than expected Consumer Price Index for the month of April. As a result, there was increasing speculation that the Federal Reserve Board (Fed) would raise short-term interest rates at its June 29-30 meeting. As expected, the Fed announced a .25% hike in the federal funds rate on June 30. However, investors were cheered by the news that the Fed retreated to a neutral bias regarding future changes in rates.

    Helping the Fund's performance relative to the Index was the Fund's heavier weighting in corporate securities, especially those with BBB ratings, which offer higher yields than Treasury securities. On the negative side, the Fund's longer-duration Treasury holdings detracted from performance, since issues with longer maturities generally suffer the most in a period of rising rates.

How was the Fund positioned during the period?

    During the first half of this year we were opportunistic sellers of corporate securities as profits were taken. By the end of June corporate securities comprised 47% of the portfolio assets. Proceeds were reinvested into treasuries. This action will allow us to take advantage of higher yielding opportunities presented to us following the Fed's rate increase.

    The Fund's overall credit quality remained AA, with new corporate purchases focused on issues with a BBB rating. Attractive additions to the portfolio included securities from Kroger (a grocery chain), Marsh & McLennan (insurance), Sealed Air Corp. (packaging), Republic Services (waste disposal), and Union Tank Car (transportation). Mortgage-backed securities were the third largest sector for the Fund, at around 18% of assets. The biggest component in that sector was current coupon pass-throughs backed by government agencies Fannie Mae, Ginnie Mae and Freddie Mac.

    As before, our duration strategy is to target the average duration of the Fund at plus or minus 5% of the duration of our benchmark Index.

What is your outlook for the rest of 1999?

    The supply of corporate securities was near record high levels during the first six months of the year, and we anticipate more of the same in the third quarter. For one thing, supply dropped off noticeably in the last two weeks of June, as buyers sat on the sidelines to see what the Fed would do about interest rates. Now that the Fed has played its hand, we expect a resurgence of activity in the corporate market. We will also continue to look for opportunities in asset-backed securities, which tend to have attractive yields relative to their shorter maturities.

    Further movements in interest rates will depend on economic developments in the U.S and overseas. However, the Fed has made it clear that it intends to be " preemptive" in fighting inflation. That means it would probably hike short-term rates again at the slightest hint of rising inflation.

    Another concern we have is the slight deterioration in overall credit quality we have seen for the past two years or so. With more companies announcing earnings shortfalls or other disappointments, there is a greater need to be diligent in the selection of corporate securities. However, with the credit analysis capabilities we have here at MassMutual, we are confident that we can continue to add value for the Fund's shareholders.

    MML BLEND FUND

What are the investment objectives and policies for the MML Blend Fund?

    The objective and policies of the Fund are to:

      achieve a high total rate of return over an extended period of time consistent with the preservation of capital values invest in a diversified portfolio of equity securities, fixed-income securities and money market instruments manage the allocation of investments, under normal circumstances, in three sectors with the following ranges:

      no less than 25% of total assets are invested in debt securities no more than 90% of net assets are invested in the equity segment no more than 50% of net assets are invested in the bond segment up to 100% of net assets may be invested in the money market segment

      No minimum percentage has been established for any of the segments.

How did the Fund perform during the first half of 1999?

    For the six months ended June 30, 1999, the Fund's shares returned 4.60%[1] , trailing the 6.16% gain recorded by the Lipper Balanced Fund Index, an unmanaged index of portfolios -managed in a blend or balanced style.

What were the Fund's allocations among the three asset classes during the period?	The Fund began the period with targets of 53% stocks, 21% bonds, and 26% money market securities. In April, when cyclical stocks began their rally, we marginally increased the stock target allocation to 54%. However, the Fund was still slightly below the midpoint of our target range for equities of 45% to 65%. Our cautious weighting of equities was a result of our belief that the stock market was overvalued and might be vulnerable to a correction. We also slightly increased the Fund's bond target allocation to 22%. This reflected our judgement that bonds were a good value.

What factors affected the Fund's performance?	With respect to the Fund's equity holdings, it's useful to divide the period into two roughly equal parts. During the first quarter, our value-oriented management style met with considerable difficulty, as investor interest was largely confined to a select group of large capitalization growth stocks whose underlying companies were perceived as being capable of delivering consistent earnings growth.

    In the second quarter, things changed dramatically for the better. Surprising strength in the U.S. economy and signs of a possible turnaround in Asia, together with rising oil prices, led to a strong rally in value stocks of all kinds. During this period, the Fund's investments in technology, telecommunications, basic materials and energy were especially beneficial.

    Rising interest rates made it difficult for the Fund's bond holdings to make much headway during the first half of 1999. Several economic reports added to investors' worries about inflation, particularly a much higher than expected Consumer Price Index for the month of April. As expected, the Fed announced a .25% hike in the federal funds rate on June 30. However, investors were cheered by the news that the Fed retreated to a neutral bias regarding future changes in rates.

    Returns for the Fund's bond portfolio were helped by its holdings of corporate securities, which typically offer higher yields than Treasury securities. On the negative side, the Fund's longer-duration Treasury holdings detracted from performance, since issues with longer maturities generally suffer more than those with shorter maturities in a period of rising rates.

What stock holdings had the biggest impact on the Fund's performance?	One of our best contributors was IBM, one of the Fund's largest holdings; " Big Blue" rose alittle over 40% during the period on the strength of solid first quarter earnings. Marsh & McLennan rose partly on the continued rapid asset growth of Putnam Investments, its mutual fund subsidiary. BP Amoco was one beneficiary of the surge in crude oil prices. On the downside, Schering-Plough struggled in the first half of 1999, as investors shifted their interest away from pharmaceutical stocks.

1	The return reflects changes in the net asset value per share without the deduction of any insurance product charges. The inclusion of these charges would have reduced the performance shown here. Past performance is no indication of future results.

How was the Fund's portfolio positioned?

    Once again, equities were the largest sector allocation for the Fund, representing approximately 61% of its bond assets for most of the period. Bonds and Notes were the second-largest category, at 24% on June 30. Short-term commercial paper was the third-largest sector for the Fund, at around 16% of assets.

    The Fund's overall credit quality remained AA, with new corporate purchases focused on issues with a BBB rating. Attractive additions to the portfolio included securities from Kroger (a grocery chain), Marsh & McLennan (insurance), Sealed Air Corp. (packaging), Republic Services (waste disposal), and Union Tank Car (transportation).

What is your outlook?

    The big surprise so far this year has been the strong economy and the higher earnings estimates that resulted from it. The Fund's relatively heavy weighting in bonds reflects our belief that growth for the remainder of 1999 will be modest compared to the first half of the year, with inflation remaining well under control. In an environment of slower growth, bonds should do well, while stocks, which are already overvalued by many measures, may languish.In the event of a pullback in stocks, however, the Fund's emphasis on the value side of the market should help to cushion any losses.

    Now that the Fed has played its hand, we expect a resurgence of corporate bond issuance, and we will be surveying the upcoming opportunities carefully. We will also continue to look for opportunities in asset-backed securities, which tend to have attractive yields relative to their shorter maturities.

    As the second half of the year progresses, we will monitor the economic data and make adjustments as necessary in the allocation of the Fund's assets. On the level of individual securities, the Fund should continue to benefit from the meticulous research that goes into each purchase, as well as a strong emphasis on value and investing for the long term.

    MML Series Investment Fund

    STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

		MML	MML
	MML	Money	Managed	MML
	Equity	Market	Bond	Blend
	Fund	Fund	Fund	Fund

ASSETS
Investments at value (See Schedule of Investments)
(Notes 2A, 2B and 5)
Equities (Identified cost: $1,834,079,412;
$929,705,858, respectively)	$3,207,518,128	$-	$-	$1,854,155,054
Bonds (Identified cost: $256,707,415;
$730,296,148, respectively)	-	-	253,565,395	716,819,612
Short Term Investments (Identified cost: $77,496,592;
$ 184,472,931; $ 3,969,289; $ 475,669,508, respectively)	77,475,443	184,472,931	3,969,074	475,480,717

Total investments	3,284,993,571	184,472,931	257,534,469	3,046,455,383

Cash	8,047	1,896	4,704	2,533
Receivable for investment securities sold	18,157,757	4,458,567	3,706,909	8,923,714
Interest and dividends receivable	4,586,772	-	3,227,367	12,911,020
Subscriptions receivable	173,910	100,534	49,465	234,625
Prepaid trustees' fees	2,337	2,337	2,337	2,337
Other receivables	748	2,653	2,550	71

Total assets	3,307,923,142	189,038,918	264,527,801	3,068,529,683

LIABILITIES
Payable for investment securities purchased	29,872,618	-	3,930,692	18,639,326
Redemptions payable	918,692	4,559,958	430,562	1,422,932
Dividends payable (Note 2B)	-	747,976	-	-
Investment management fee payable (Note 4)	2,779,512	216,847	304,309	2,691,565

Total liabilities	33,570,822	5,524,781	4,665,563	22,753,823

NET ASSETS	$3,274,352,320	$183,514,137	$259,862,238	$3,045,775,860

Net assets consist of:
Series shares, (par value $.01 per share) (Note 6)	$777,434	$1,835,141	$213,562	$1,170,655
Additional paid-in capital	1,851,540,865	181,676,906	259,424,955	2,084,198,176
Undistributed net investment income (Note 2C)	28,177,256	14,087	4,113,926	24,280,545
Accumulated net realized gain (loss) on investments
(Note 3)	20,439,198	(11,997)	(747,970)	25,342,615
Net unrealized appreciation (depreciation) on investments
(Note 2A)	1,373,417,567	-	(3,142,235)	910,783,869

NET ASSETS	$3,274,352,320	$183,514,137	$259,862,238	$3,045,775,860

Outstanding series shares	77,743,289	183,514,137	21,356,178	117,065,458

Net asset value per share	$42.12	$1.00	$12.17	$26.02

    See Notes to Financial Statements.

    MML Series Investment Fund

    STATEMENT OF OPERATIONS
    For the Six Months Ended June 30, 1999
    (Unaudited)

		MML	MML
	MML	Money	Managed	MML
	Equity	Market	Bond	Blend
	Fund	Fund	Fund	Fund

Investment income (Note 2B)
Dividends	$30,605,888	$-	$-	$17,841,765
Interest	3,117,894	4,514,358	8,480,318	36,269,167

Total income	33,723,782	4,514,358	8,480,318	54,110,932

Expenses
Investment management fee (Note 4)	5,495,748	423,528	602,646	5,342,670
Trustees' fees	12,966	11,935	11,935	13,682
Audit fees	16,169	11,066	14,236	18,444
Other expenses	3,750	3,932	-	2,370

Total expenses	5,528,633	450,461	628,817	5,377,166

Net investment income (Note 2C)	28,195,149	4,063,897	7,851,501	48,733,766

Net realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments
(Notes 2A, 2B , 2C and 5)	20,126,731	-	(747,970)	25,148,626
Net change in unrealized appreciation (depreciation) on
investments (Note 2A)	179,241,868	-	(12,255,979)	60,722,747

Net gain (loss)	199,368,599	-	(13,003,949)	85,871,373

Net increase (decrease) in net assets resulting
from operations	$227,563,748	$4,063,897	$(5,152,448)	$134,605,139

    See Notes to Financial Statements.

    MML Series Investment Fund

    STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 1999				For the Year Ended December 31, 1998

	(Unaudited)
		MML	MML			MML	MML
	MML	Money	Managed	MML	MML	Money	Managed	MML
	Equity	Market	Bond	Blend	Equity	Market	Bond	Blend
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

From Operations:
Net investment income	$28,195,149	$4,063,897	$7,851,501	$48,733,766	$54,275,280	$7,669,549	$13,889,255	$95,937,529
Net realized gain (loss)
on investments and
forward commitments	20,126,731	-	(747,970)	25,148,626	94,862,149	(96)	1,157,167	152,811,311
Net change in unrealized
appreciation (depreciation) on
investments	179,241,868	-	(12,255,979)	60,722,747	271,601,536	-	2,666,019	109,417,834

Net increase (decrease) in net
assets resulting from operations	227,563,748	4,063,897	(5,152,448)	134,605,139	420,738,965	7,669,453	17,712,441	358,166,674
Distributions to shareholders
from: (Note 2C)
Net investment income	(25,000)	(4,063,897)	(3,857,605)	(24,535,406)	(54,285,000)	(7,669,453)	(13,769,225)	(95,855,344)
Net realized gains	-	-	-	-	(94,537,870)	-	(1,157,166)	(152,423,440)

Decrease in net assets from
distributions to shareholders	(25,000)	(4,063,897)	(3,857,605)	(24,535,406)	(148,822,870)	(7,669,453)	(14,926,391)	(248,278,784)
Net increase in capital
share transactions (Note 6)	108,706,108	5,080,380	14,763,611	121,017,217	302,750,092	37,268,372	46,006,732	232,973,529

Total increase	336,244,856	5,080,380	5,753,558	231,086,950	574,666,187	37,268,372	48,792,782	342,861,419

NET ASSETS, at beginning
of the year	2,938,107,464	178,433,757	254,108,680	2,814,688,910	2,363,441,277	141,165,385	205,315,898	2,471,827,491

NET ASSETS, at end
of the period/year	$3,274,352,320	$183,514,137	$259,862,238	$3,045,775,860	$2,938,107,464	$178,433,757	$254,108,680	$2,814,688,910

Undistributed net investment
income included in net
assets at end of the period/year	$28,177,256	$14,087	$4,113,926	$24,280,545	$7,107	$14,087	$120,030	$82,185

    See Notes to Financial Statements.

    MML Series Investment Fund

    FINANCIAL HIGHLIGHTS

    Selected per share data for each series share outstanding throughout:

	MML EQUITY FUND

	Six Months
	Ended
	June 30, 1999	Year Ended December 31,

	(Unaudited)	1998	1997	1996	1995	1994	1993	1992	1991	1990

Net asset value:
Beginning of year	$39.198	$35.443	$29.786	$25.924	$20.520	$20.510	$19.862	$18.735	$15.659	$16.764

Income from investment operations:
Net investment income	0.363	0.724	0.709	0.703	0.634	0.594	0.524	0.543	0.563	0.636
Net realized and unrealized
gain (loss) on investments	2.557	5.016	7.806	4.547	5.754	0.248	1.365	1.420	3.440	(0.722)

Total from investment operations	2.920	5.740	8.515	5.250	6.388	0.842	1.889	1.963	4.003	(0.086)

Less distributions:
Dividends from net investment income	(0.001)	(0.724)	(0.709)	(0.703)	(0.634)	(0.594)	(0.524)	(0.543)	(0.562)	(0.665)
Distribution from net realized gains	--	(1.261)	(2.149)	(0.685)	(0.350)	(0.238)	(0.717)	(0.288)	(0.365)	(0.354)
Distribution in excess of net realized
gains	--	--	--	--	--	--	--	(0.005)	--	--

Total distributions	(0.001)	(1.985)	(2.858)	(1.388)	(0.984)	(0.832)	(1.241)	(0.836)	(0.927)	(1.019)

Net asset value:
End of period/year	$42.117	$39.198	$35.443	$29.786	$25.924	$20.520	$20.510	$19.862	$18.735	$15.659

Total return **	7.45% *	16.20%	28.59%	20.25%	31.13%	4.10%	9.52%	10.48%	25.56%	(0.51)%
Net assets (in millions):
End of period/year	$3,274.35	$2,938.11	$2,363.44	$1,701.99	$1,248.90	$820.78	$663.09	$490.62	$355.04	$235.45
Ratio of expenses to average
net assets	0.18% *	0.37%	0.35%	0.38%	0.41%	0.43%	0.44%	0.46%	0.48%	0.49%
Ratio of net investment income
to average net assets	0.92% *	1.95%	2.03%	2.65%	2.89%	3.04%	3.23%	3.09%	3.43%	4.09%
Portfolio turnover rate	5.47% *	14.03%	15.30%	11.42%	11.72%	9.99%	11.28%	9.07%	9.37%	13.50%

    *Percentages represent results for the period and are not annualized.

    **Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

    See Notes to Financial Statements.

    MML Series Investment Fund

    FINANCIAL HIGHLIGHTS (Continued)

	MML MONEY MARKET FUND

	Six Months
	Ended
	June 30, 1999	Year Ended December 31,

	(Unaudited)	1998	1997	1996	1995	1994	1993	1992	1991	1990

Net asset value:
Beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.022	0.500	0.051	0.049	0.054	0.038	0.027	0.034	0.059	0.078

Total from investment operations	0.022	0.500	0.051	0.049	0.054	0.038	0.027	0.034	0.059	0.078

Less distributions:
Dividends from net investment income	(0.022)	(0.500)	(0.051)	(0.049)	(0.054)	(0.038)	(0.027)	(0.034)	(0.059)	(0.078)

Total distributions	(0.022)	(0.500)	(0.051)	(0.049)	(0.054)	(0.038)	(0.027)	(0.034)	(0.059)	(0.078)

Net asset value:
End of period/year	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return**	2.21% *	5.16%	5.18%	5.01%	5.58%	3.84%	2.75%	3.48%	6.01%	8.12%
Net assets (in millions):
End of period/year	$183.51	$178.43	$141.17	$145.23	$108.92	$91.79	$73.66	$84.56	$94.41	$114.59
Ratio of expenses to average
net assets	0.25% *	0.49%	0.52%	0.52%	0.54%	0.55%	0.54%	0.53%	0.52%	0.54%
Ratio of net investment income
to average net assets	2.23% *	5.05%	5.07%	4.92%	5.43%	3.81%	2.71%	3.42%	5.91%	7.80%

    *Percentages represent results for the period and are not annualized.

    **Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

    See Notes to Financial Statements.

    MML Series Investment Fund

    FINANCIAL HIGHLIGHTS (Continued)

	MML MANAGED BOND FUND

	Six Months
	Ended
	June 30, 1999	Year Ended December 31,
	(Unaudited)
		1998	1997	1996	1995	1994	1993	1992	1991	1990

Net asset value:
Beginning of year	$12.596	$12.410	$12.048	$12.448	$11.141	$12.405	$12.041	$12.219	$11.318	$11.354

Income from investment operations:
Net investment income	0.381	0.756	0.801	0.776	0.782	0.792	0.785	0.870	0.903	0.943
Net realized and unrealized
gain (loss) on investments
and forward commitments	(0.624)	0.236	0.356	(0.401)	1.307	(1.264)	0.618	0.001	0.916	(0.036)

Total from investment operations	(0.243)	0.992	1.157	0.375	2.089	(0.472)	1.403	0.871	1.819	0.907

Less distributions:
Dividends from net investment income	(0.185)	(0.749)	(0.795)	(0.775)	(0.782)	(0.792)	(0.784)	(0.869)	(0.902)	(0.943)
Distribution from net realized gains	--	(0.057)	--	--	--	--	(0.255)	(0.158)	(0.016)	--
Distribution in excess of net realized
gains	--	--	--	--	--	--	--	(0.022)	--	--

Total distributions	(0.185)	(0.806)	(0.795)	(0.775)	(0.782)	(0.792)	(1.039)	(1.049)	(0.918)	(0.943)

Net asset value:
End of period/year	$12.168	$12.596	$12.410	$12.048	$12.448	$11.141	$12.405	$12.041	$12.219	$11.318

Total return**	(1.95)% *	8.14%	9.91%	3.25%	19.14%	(3.76%)	11.81%	7.31%	16.66%	8.38%
Net assets (in millions):
End of period/year	$259.86	$254.11	$205.32	$181.57	$158.70	$121.21	$129.11	$88.15	$66.98	$43.07
Ratio of expenses to average
net assets	0.24% *	0.48%	0.47%	0.51%	0.52%	0.52%	0.54%	0.56%	0.57%	0.57%
Ratio of net investment income
to average net assets	3.02% *	6.07%	6.06%	6.54%	6.63%	6.69%	6.37%	7.28%	7.96%	8.40%
Portfolio turnover rate	16.75% *	41.18%	41.99%	46.12%	70.00%	32.77%	58.81%	39.51%	61.85%	69.93%

    *Percentages represent results for the period and are not annualized.

    **Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

    See Notes to Financial Statements.

    MML Series Investment Fund

    FINANCIAL HIGHLIGHTS (Continued)

	MML BLEND FUND

	Six Months
	Ended
	June 30, 1999	Year Ended December 31,

	(Unaudited)	1998	1997	1996	1995	1994	1993	1992	1991	1990

Net asset value:
Beginning of year	$25.083	$24.080	$21.973	$20.519	$17.672	$18.305	$17.846	$17.307	$14.839	$15.428

Income from investment operations:
Net investment income	0.417	0.417	0.843	0.824	0.811	0.707	0.655	0.707	0.736	0.792
Net realized and unrealized
gain (loss) on investments
and forward commitments	0.726	2.360	3.692	1.990	3.246	(0.271)	1.057	0.880	2.771	(0.445)

Total from investment operations	1.143	2.777	4.535	2.814	4.057	0.436	1.712	1.587	3.507	0.347

Less distributions:
Dividends from net investment income	(0.208)	(0.416)	(0.843)	(0.824)	(0.811)	(0.707)	(0.655)	(0.707)	(0.736)	(0.811)
Distribution from net realized gains	--	(1.358)	(1.585)	(0.536)	(0.399)	(0.359)	(0.598)	(0.326)	(0.303)	(0.125)
Distribution in excess of net realized
gains	--	--	--	--	--	(0.003)	--	(0.015)	--	--

Total distributions	(0.208)	(1.774)	(2.428)	(1.360)	(1.210)	(1.069)	(1.253)	(1.048)	(1.039)	(0.936)

Net asset value:
End of period/year	$26.018	$25.083	$24.080	$21.973	$20.519	$17.672	$18.305	$17.846	$17.307	$14.839

Total return**	4.60% *	13.56%	20.89%	13.95%	23.28%	2.48%	9.70%	9.36%	24.00%	2.37%
Net assets (in millions):
End of period/year	$3,045.78	$2,814.69	$2,471.83	$2,093.99	$1,823.14	$1,444.26	$1,296.54	$1,013.28	$797.04	$574.15
Ratio of expenses to average
net assets	0.18% *	0.37%	0.38%	0.38%	0.38%	0.39%	0.40%	0.41%	0.42%	0.44%
Ratio of net investment income
to average net assets	1.65% *	3.43%	3.56%	3.87%	4.19%	3.93%	3.60%	4.07%	4.54%	5.37%
Portfolio turnover rate	13.01% *	28.64%	21.20%	19.10%	30.78%	26.59%	20.20%	25.43%	26.92%	24.55%

    *Percentages represent results for the period and are not annualized.

    **Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

    See Notes to Financial Statements.

    MML Equity Fund

    SCHEDULE OF INVESTMENTS
    June 30, 1999
(Unaudited)
	Number	Market
	of	Value
	Shares	(Note 2A)

EQUITIES - 97.96%

Aerospace & Defense - 3.37%
Raytheon Co. (Class A)	345,000	$23,761,875
Raytheon Co. (Class B)	560,000	39,410,000
TRW, Inc.	861,100	47,252,863

		110,424,738

Agribusiness - 0.79%
Archer-Daniels-Midland Co.	1,668,182	25,752,560

Apparel, Textiles, Shoes - 1.05%
V F Corp.	800,000	34,200,000

Automotive & Parts - 2.72%
Delphi Automotive Systems	991,500	18,404,719
Ford Motor Co.	500,000	28,218,750
Goodyear Tire & Rubber Co.	720,000	42,345,000

		88,968,469

Banking, Savings & Loans - 5.76%
The Bank of New York Co., Inc.	1,320,000	48,427,500
Comerica, Inc.	485,250	28,842,047
First Union Corp.	543,776	25,557,472
Pacific Century Financial Corp.	977,900	21,085,969
Wachovia Corp.	363,200	31,076,300
Wells Fargo Co.	782,000	33,430,500

		188,419,788

Beverages - 0.92%
Brown-Forman Corp. (Class B)	463,000	30,181,813

Chemicals - 4.28%
Air Products and Chemicals	700,000	28,175,000
Bemis Corp.	700,300	27,836,925
Engelhard Corp.	1,650,000	37,331,250
Rohm & Haas	1,095,000	46,948,125

		140,291,300

Communications - 2.19%
GTE Corp.	946,800	71,720,100

Computers & Office Equipment - 11.33%
Electronic Data Systems	900,400	$50,928,875
Hewlett-Packard Co.	940,000	94,470,000
International Business Machines Corp.	880,000	113,739,997
Pitney Bowes, Inc.	904,000	58,082,000
Xerox Corp.	910,000	53,746,875

		370,967,747

Containers - 1.48%
Crown Cork & Seal	906,800	25,843,800
Temple-Inland, Inc.	330,000	22,522,500

		48,366,300

Cosmetics & Personal Care - 1.87%
Kimberly-Clark Corp.	1,075,000	61,275,000

Electric Utilities - 2.30%
Dominion Resources, Inc.	840,000	36,382,500
Pinnacle West Capital	459,800	18,506,950
Teco Energy, Inc.	904,700	20,581,925

		75,471,375

Electrical Equipment & Electronics - 4.86%
General Electric Co.	762,000	86,106,000
Honeywell, Inc.	332,600	38,540,025
Hubbell, Inc. (Class B)	757,144	34,355,410

		159,001,435

Energy - 9.55%
APACHE Corporation	464,200	18,103,800
BP Amoco plc	701,366	76,098,211
Burlington Resources, Inc.	572,500	24,760,625
Conoco, Inc.	1,018,900	28,401,838
Eni, SPA - ADR	464,300	27,858,000
Mobil Corp.	550,000	54,450,000
Unocal Corp.	931,000	36,890,875
Usec, Inc.	1,670,000	24,841,250
USX-Marathon Group	655,200	21,334,950

		312,739,549

    See Notes to Financial Statements.

    MML Equity Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999
(Unaudited)
	Number	Market
	of	Value
	Shares	(Note 2A)

EQUITIES (Continued)

Financial Services - 2.52%
American Express Co.	324,800	$42,264,600
American General Corp.	492,900	37,152,338
Goldman Sachs Group, Inc.	41,200	2,976,700

		82,393,638

Foods - 3.18%
Bestfoods	493,000	24,403,500
ConAgra, Inc.	1,781,000	47,419,125
General Mills, Inc.	400,000	32,150,000

		103,972,625

Forest Products & Paper - 1.80%
Westvaco Corp.	873,055	25,318,595
Weyerhaeuser Co.	490,600	33,728,750

		59,047,345

Healthcare - 8.24%
Becton, Dickinson and Co.	1,388,600	41,658,000
Bristol-Myers Squibb Co.	1,520,000	107,065,000
Pharmacia & Upjohn, Inc.	933,800	53,051,513
Schering-Plough Corp.	1,286,000	68,158,000

		269,932,513

Industrial Distribution - 1.01%
W.W. Grainger, Inc.	612,000	32,933,250

Industrial Diversified - 0.95%
Tyco International Ltd.	329,453	31,215,667

Industrial Transportation - 2.01%
Burlington Northern Sante Fe	1,038,600	32,196,600
Norfolk Southern Corp.	1,120,100	33,743,013

		65,939,613

Insurance - 5.27%
Cigna Corp.	203,400	18,102,600
Hartford Financial Services Grp	563,200	32,841,600
Jefferson-Pilot Corp.	355,500	23,529,656
Marsh & McLennan Co's., Inc.	841,500	63,533,250
MBIA, Inc.	536,000	34,706,000

		172,713,106

Machinery & Components - 1.63%
Dover Corp.	650,000	$22,750,000
Parker-Hannifin Corp.	668,075	30,564,431

		53,314,431

Miscellaneous - 1.29%
Armstrong World Industries	176,800	10,221,250
Minnesota Mining &
Manufacturing Co.	369,500	32,123,406

		42,344,656

Pharmacuticals - 1.32%
American Home Products Corp.	750,000	43,125,000

Publishing & Printing - 2.33%
Donnelley R R & Sons	600,000	22,237,500
McGraw-Hill Companies, Inc.	1,000,000	53,937,500

		76,175,000

Retail - 3.27%
The May Department Stores Co.	814,500	33,292,688
Newell Rubbermaid, Inc.	900,800	41,887,200
Sears Roebuck and Co.	719,300	32,053,806

		107,233,694

Retail - Grocery - 3.38%
Albertson's, Inc.	2,148,066	110,759,653

Telephone Utilities - 4.03%
Ameritech Corp.	914,000	67,179,000
Frontier Corp.	1,096,200	64,675,800

		131,854,800

Tobacco - 1.99%
Fortune Brands, Inc	795,200	32,901,400
UST, Inc.	1,100,500	32,189,625

		65,091,025

Transportation - 1.27%
Galileo International, Inc.	780,200	41,691,938

Total Equities
(Cost $1,834,079,412)		$3,207,518,128

    See Notes to Financial Statements.

    MML Equity Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999

(Unaudited)
			Market
		Principal	Value
		Amount	(Note 2A)

SHORT-TERM INVESTMENTS - 2.36%

Commercial Paper - 2.25%
Ameritech Corp.
4.85%	7/06/99	$6,929,000	$6,924,328
Coca-Cola Company
4.78%	7/27/99	10,804,000	10,762,833
Emerson Electric Co
5.65%	7/01/99	7,000,000	7,000,000
Fortune Brands, Inc.
4.89%	8/18/99	5,000,000	4,963,060
Gillette Co.
5.65%	7/01/99	10,660,000	10,660,000
IBM Credit Corporation
4.85%	8/24/99	6,000,000	5,950,376
Motorola Inc.
4.84%	7/29/99	7,000,000	6,969,258
Sara Lee Corp.
4.91%	7/06/99	5,404,000	5,400,315
Shell Oil Company
4.93%	7/19/99	7,000,000	6,982,747
Tampa Electric Company
4.90%	7/02/99	8,128,000	8,126,891

Total Commercial Paper
(Cost $73,760,957)			73,739,808

Market
Principal	Value
Amount	(Note 2A)

SHORT-TERM INVESTMENTS (Continued)

U.S. Government Agency Obligations - 0.11%
Federal Home Loan Mortgage Corp.
5.01%	7/19/99	$3,745,000	$3,735,635

Total U.S. Government Agency
Obligations (Cost $3,735,635)	3,735,635

Total Short-Term Investments
(Cost $77,496,592) (a)	77,475,443

Total Investments -
(Cost $1,911,576,004) (a)	100.32%	$3,284,993,571

(a) Federal Income Tax Information:

At June 30, 1999 the net unrealized
appreciation on investments based on cost
of $1,911,576,004 for federal income tax purposes
purposes is as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
market value over tax cost	$1,411,170,985

Aggregate gross unrealized depreciation for all
investments in which there is an excess of
tax cost over market value	(37,753,418)

Net unrealized appreciation	$1,373,417,567

    See Notes to Financial Statements.

    MML Money Market Fund

    SCHEDULE OF INVESTMENTS
    June 30, 1999

(Unaudited)
			Market
		Principal	Value
		Amount	(Note 2A)

SHORT-TERM INVESTMENTS - 100.52%

Commercial Paper - 98.25%
Allied Signal, Inc.
4.86%	7/19/99	$4,400,000	$4,389,245
BellSouth Telecommunications, Inc.
4.84%	7/20/99	2,785,000	2,777,881
BellSouth Telecommunications, Inc.
4.99%	8/03/99	4,600,000	4,578,997
BEMIS Co.
5.39%	1/31/00	3,930,000	3,806,133
CIT Group Holdings, Inc.
4.80%	8/16/99	3,110,000	3,090,900
Campbell Soup Co.
4.76%	7/23/99	2,400,000	2,392,959
Campbell Soup Co.
4.86%	9/17/99	3,000,000	2,968,359
Campbell Soup Co.
4.84%	9/21/99	2,200,000	2,175,731
Cargill, Inc.
4.96%	2/04/00	6,135,000	5,953,518
Carolina Power & Light Co.
5.08%	9/07/99	4,345,000	4,303,460
Carolina Power & Light Co.
5.26%	11/29/99	3,000,000	2,934,510
Caterpillar Financial Services Corp.
4.85%	7/27/99	2,290,000	2,281,968
Caterpillar Financial Services Corp.
4.83%	8/12/99	1,700,000	1,690,408
Central Illinois Light Co.
5.22%	8/17/99	2,000,000	1,986,416
Clorox Co.
4.83%	7/08/99	2,900,000	2,897,258
Clorox Co.
4.81%	7/26/99	4,700,000	4,684,263
Coca Cola Co.
4.86%	7/22/99	4,900,000	4,886,094
Coca Cola Co.
4.86%	9/10/99	2,295,000	2,273,072
Consolidated Natural Gas Co.
5.03%	7/28/99	1,558,000	1,552,123
Deere & Company
4.80%	7/09/99	3,132,000	3,128,645
Walt Disney Co.
4.78%	7/14/99	1,365,000	1,362,625
Walt Disney Co.
4.94%	9/16/99	5,000,000	4,947,157
Walt Disney Co.
4.82%	11/12/99	1,135,000	1,114,759
E.I. Dupont De Nemours & Co.
4.88%	8/13/99	1,255,000	1,247,692
E.I. Dupont De Nemours & Co.
5.01%	8/26/99	3,450,000	3,423,218
E.I. Dupont De Nemours & Co.
5.07%	11/12/99	1,610,000	1,579,845
Ford Motor Credit Co.
4.81%	7/12/99	1,610,000	1,607,624
Ford Motor Credit Co.
5.12%	9/20/99	2,670,000	2,639,396
Ford Motor Credit Co.
5.06%	10/19/99	2,215,000	2,180,977
Fortune Brands, Inc.
4.83%	7/07/99	1,070,000	1,069,135
Fortune Brands, Inc.
4.85%	8/12/99	5,595,000	5,563,144
General Electric Capital Corp.
4.93%	1/21/00	3,580,000	3,481,416
General Electric Capital Corp.
4.87%	10/12/99	2,300,000	2,268,067
General Mills, Inc.
4.80%	7/12/99	2,100,000	2,096,907
General Mills, Inc.
4.96%	11/19/99	3,600,000	3,530,560
General Mills, Inc.
5.03%	12/01/99	1,700,000	1,663,957
General Motors Acceptance Corp.
4.88%	9/22/99	2,225,000	2,200,051
General Motors Acceptance Corp.
4.87%	9/23/99	4,480,000	4,429,272
Georgia Power Co.
4.87%	7/14/99	3,575,000	3,568,703
Georgia Power Co.
4.81%	7/15/99	740,000	738,612
Georgia Power Co.
5.16%	7/30/99	2,755,000	2,743,566
Goldman Sachs & Co.
4.89%	9/14/99	4,525,000	4,478,886

    See Notes to Financial Statements.

    MML Money Market Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999
    (Unaudited)

			Market
		Principal	Value
		Amount	(Note 2A)

SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
Goldman Sachs & Co.
4.89%	9/15/99	$2,750,000	$2,721,574
Heinz HJ Co.
4.87%	8/02/99	6,700,000	6,671,006
IBM Credit Corp.
4.80%	7/06/99	3,600,000	3,597,588
Lucent Technologies, Inc.
5.17%	1/31/00	870,000	843,680
Lucent Technologies, Inc.
4.83%	7/16/99	1,350,000	1,347,279
Lucent Technologies, Inc.
4.88%	7/30/99	2,400,000	2,390,570
Lucent Technologies, Inc.
4.88%	8/27/99	2,735,000	2,713,892
Minnesota Mining & Manufacturing Co.
4.81%	7/15/99	1,560,000	1,557,066
Monsanto Co.
4.89%	7/08/99	1,010,000	1,009,033
Monsanto Co.
4.80%	7/09/99	4,070,000	4,065,615
Monsanto Co.
4.85%	10/19/99	985,000	970,445
Mortorola, Inc.
4.83%	7/01/99	4,000,000	4,000,000
Pioneer Hi-Bred Int'l, Inc.
4.87%	7/21/99	5,715,000	5,699,524
Potomac Electric Power Co.
4.95%	7/02/99	2,685,000	2,684,630
Proctor & Gamble Co.
4.99%	8/13/99	3,695,000	3,673,023
Proctor & Gamble Co.
5.16%	9/10/99	1,595,000	1,578,858
Shell Oil Co.
4.86%	7/29/99	2,940,000	2,928,897
South Carolina Electric Co.
5.01%	7/28/99	2,410,000	2,400,946
Xerox Corp.
4.81%	7/13/99	4,410,000	4,402,901
Xerox Corp.
4.77%	8/09/99	2,380,000	2,367,672

Total Commercial Paper
(Cost $180,311,708)			180,311,708

    See Notes to Financial Statements.

    MML Money Market Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999
    (Unaudited)

			Market
		Principal	Value
		Amount	(Note 2A)

SHORT-TERM INVESTMENTS (Continued)

U.S. Government Agency Obligations - 2.27%
Federal Farm Credit Banks
4.76%	8/05/99	$3,400,000	$3,384,185
Federal Farm Credit Banks
4.78%	12/20/99	795,000	777,038

Total U.S. Government Agency
Obligations (Cost $4,161,223)			4,161,223

Total Short-Term Investments
(Cost $184,472,931) (a)			184,472,931

Total Investments
(Cost $184,472,931) (a)	100.52%		$184,472,931

(a)	Federal Income Tax Information: The aggregate cost for investments for the MML Money Market Fund as of June 30, 1999 is the same for financial reporting and federal income tax purposes.

June 30, 1999 seven-day average yield for the portfolio: 4.45%

    See Notes to Financial Statements.

    MML Managed Bond Fund

    SCHEDULE OF INVESTMENTS
    June 30, 1999
(Unaudited)
		Market
	Principal	Value
	Amount	(Note 2A)

BONDS AND NOTES - 97.57%

Asset Backed Securities - 3.62%
California Infrastructure PG&E-1,
1997-1, Class A6
6.320% 9/25/05	$250,000	$249,850
California Infrastructure SDG&E-1,
1997-1, Class A5
6.190% 9/25/05	250,000	248,493
California Infrastructure SCE-1,
1997-1, Class A5
6.280% 9/25/05	300,000	299,148
Capita Equipment Receivables Trust,
1996-1, Class A4
6.280% 6/15/00	1,370,485	1,372,198
Case Equipment Loan Trust, 1998,
Class A4
5.830% 2/15/05	1,500,000	1,490,655
Chase Manhattan Auto Owner Trust,
1998-A, Class A4
5.800% 12/16/02	1,500,000	1,491,825
Chase Manhattan RV Owner Trust,
1997-A, Class A7
6.140% 10/16/06	2,000,000	2,001,080
Metlife Capital Equipment Loan Trust,
1997-A, Class A
6.850% 5/20/08	1,000,000	1,018,810
Railcar Trust No. 1992-1
7.750% 6/1/04	1,190,820	1,227,485

Total Asset Backed Securities
(Cost $9,427,800)		9,399,544

Corporate Debt - 48.01%
AirTouch Communications, Inc.
7.500% 7/15/06	1,500,000	1,558,065
Alcan Aluminum Ltd.
6.250% 11/01/08	800,000	748,976
American General Finance Corp.
5.750% 11/01/03	1,000,000	969,000
America West Airlines 1996-1, Class A
6.850% 7/02/09	1,688,676	1,635,972
American Airlines, Inc.
9.780% 11/26/11	1,732,567	1,977,968

AMR Corp.
9.000% 8/01/12	1,000,000	1,094,620
Analog Devices, Inc.
6.625% 3/01/00	1,000,000	1,004,440
Anheuser-Busch Companies, Inc.
5.375% 9/15/08	1,500,000	1,352,220
Archer - Daniels Midland
6.750% 12/15/27	750,000	699,870
Associates Corp. of North America
7.875% 9/30/01	2,000,000	2,068,700
Atlantic Richfield Co.
7.770% 2/13/02	3,000,000	3,107,430
Barrick Gold Corp.
7.500% 5/01/07	2,000,000	1,986,880
Bell Atlantic Financial Services, Inc.
6.610% 2/4/00	2,000,000	2,008,380
BHP Finance (USA) Limited
6.420% 3/01/26	2,000,000	1,980,460
Boston Scientific Corp.
6.625% 3/15/05	2,500,000	2,328,650
Carlisle Companies, Inc.
7.250% 1/15/07	1,500,000	1,475,910
Celulosa Arauco Constitution
6.950% 9/15/05	1,000,000	884,370
Champion International Corp.
6.400% 2/15/26	1,500,000	1,447,035
CIT Group Holdings
5.625% 10/15/03	1,000,000	963,180
CSX Corp.
7.050% 5/01/02	1,000,000	1,011,410
CSX Corp.
7.250% 5/01/27	2,000,000	1,963,660
Columbia Gas System, Inc.
6.610% 11/28/02	2,000,000	1,997,260
Comcast Cablevision-PH
8.375% 5/01/07	1,250,000	1,338,725
Commercial Credit Co.
7.750% 3/01/05	3,000,000	3,149,070
ConAgra, Inc.
7.000% 10/01/28	1,250,000	1,170,062
Continental Airlines, Inc. Series 1996-B
7.820% 10/15/13	1,395,795	1,427,731
Continental Airlines, Inc. Series 1996-2B
8.560% 7/02/14	929,950	991,792

    See Notes to Financial Statements.

    MML Managed Bond Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999
(Unaudited)
		Market
	Principal	Value
	Amount	(Note 2A)

BONDS AND NOTES (Continued)

Corporate Debt (Continued)
Dana Corp.
6.500% 3/15/08	$750,000	$715,605
Dana Corp.
7.000% 3/01/29	500,000	459,495
Dover Corp.
6.250% 6/01/08	750,000	708,623
Dover Corp.
6.650% 6/01/28	750,000	669,892
Dow Capital
7.125% 1/15/03	4,000,000	4,080,800
Equifax, Inc.
6.500% 6/15/03	1,250,000	1,245,275
ERAC USA Finance Co. 144A
6.750% 5/15/07	2,000,000	1,906,020
Emerald CBO
5.640% 5/24/11	1,000,000	996,250
FBG Finance Ltd. 144A
7.875% 6/01/16	1,250,000	1,310,625
Fletcher Challenge Ltd.
6.750% 3/24/05	500,000	479,230
Fletcher Challenge Ltd.
7.750% 6/20/06	1,500,000	1,504,095
Foster Wheeler Corp.
6.750% 11/15/05	2,000,000	1,772,580
General American Transportation Corp.
6.750% 3/01/06	2,000,000	1,912,180
General Electric Capital Corp.
8.750% 5/21/07	1,000,000	1,133,820
General Electric Capital Corp.
6.500% 11/01/06	250,000	249,507
General Mills
8.900% 6/15/06	1,000,000	1,106,230
Heller Financial, Inc.
6.250% 3/01/01	1,000,000	1,000,460
Hershey Foods Co.
7.200% 8/15/27	1,500,000	1,487,715
Household Finance Corp.
6.500% 11/15/08	1,000,000	953,510
I C I Wilmington
7.050% 9/15/07	750,000	740,985
IMC Global, Inc.
6.625% 10/15/01	1,000,000	998,670
IMCERA Group, Inc.
6.000% 10/15/03	2,000,000	1,896,560
Interpool, Inc
7.350% 8/01/07	500,000	470,936
Jet Equipment Trust
8.235% 11/01/12	1,824,872	1,921,226
Kroger Company
7.700% 6/01/29	700,000	696,955
Lasmo USA, Inc.
6.750% 12/15/07	2,000,000	1,825,166
Leucadia National Corp.
7.750% 8/15/13	2,000,000	1,793,980
Mapco, Inc.
7.250% 3/01/09	1,500,000	1,478,805
Marsh & Mclennan Companies
7.125% 6/15/09	750,000	755,932
Meritor Automotive Inc
6.800% 2/15/09	1,000,000	948,650
Millipore Corp.
7.500% 4/01/07	1,000,000	954,370
Mobil Corp.
8.625% 8/15/21	2,000,000	2,353,340
Morgan Stanley, Dean Witter
5.625% 1/20/04	1,300,000	1,252,992
Newmont Mining Corp.
8.625% 4/01/02	2,000,000	2,062,180
News America Holdings, Inc.
9.250% 2/01/13	2,000,000	2,248,260
Norfolk Southern Corp.
7.050% 5/01/37	2,500,000	2,540,450
Occidental Petroleum Corp.
7.375% 11/15/08	2,500,000	2,458,250
Peco Energy Series 1999-A
6.130% 3/01/09	500,000	475,155
Pepsi Bottling
5.625% 2/17/09	700,000	636,017
Premier Auto Series 1998-4
5.690% 6/08/02	1,500,000	1,496,160
Premier Auto Series 1998-5
5.070% 7/08/02	1,000,000	987,890
Ralston Purina Co.
7.750% 10/01/15	3,000,000	3,112,320
Raytheon Co.
6.750% 8/15/07	500,000	494,910
Republic Services
7.125% 5/15/09	1,000,000	979,390

    See Notes to Financial Statements.

    MML Managed Bond Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999
(Unaudited)
		Market
	Principal	Value
	Amount	(Note 2A)

BONDS AND NOTES (Continued)

Corporate Debt (Continued)
Ryder System, Inc.
6.600% 11/15/05	$750,000	$725,948
Scholastic Corp.
7.000% 12/15/03	1,500,000	1,495,860
Schwab (Charles) Corp.
6.250% 1/23/03	2,000,000	1,968,740
The Seagram Co. Ltd.
7.500% 12/15/18	1,800,000	1,739,916
Sealed Air Corp
6.950% 5/15/09	1,000,000	968,630
Sears Roebuck Acceptance Corp.
6.750% 9/15/05	1,500,000	1,496,175
Sprint Capital Corp.
6.125% 11/15/08	750,000	692,167
Sprint Capital Corp.
6.875% 11/15/28	750,000	679,965
Textron Financial Corp. Series 1998-A
5.890% 1/15/05	1,500,000	1,491,420
Thomas & Betts Corp.
8.250% 1/15/04	1,500,000	1,547,220
Time Warner, Inc.
6.100% 12/30/01	500,000	497,895
Toyota Auto Lease Trust
5.350% 7/25/02	1,500,000	1,484,700
Union Tank Car
6.790% 5/01/10	2,000,000	1,956,200
United Air Lines, Inc.
10.110% 2/19/06	353,576	390,744
U S Airways, Inc.
7.500% 10/15/09	919,210	882,687
Valcro Energy Corp.
7.375% 3/15/06	1,000,000	970,765
Vulcan Materials
6.000% 4/01/09	800,000	754,760
W P P Finance
6.625% 7/15/05	900,000	860,450
Worldcom, Inc.
7.750% 4/01/07	1,000,000	1,047,250
Rolls-Royce Capital Inc.
7.125% 7/29/03	1,500,000	1,505,250

Total Corporate Debt
(Cost $126,701,212)		124,770,039

Non-U S Government Agency
Obligations - 4.35%
Asset Securitization Corp Commercial
Mortgage, 1995-MD-IV
7.100% 8/13/07	$2,354,114	$2,376,172
Chase Commercial Mortgage Sec, Inc.,
1998-2, Class A2
6.025% 8/18/07	1,202,981	1,169,514
C S First Boston Mortage Corp,
1998-C2, Class A1
5.960% 12/15/07	966,666	938,758
Merrill Lynch Mortgage Inv. ctf, 1998,
Class A1
6.310% 12/15/06	1,592,229	1,577,581
Peco Energy
Series 1999-A Class A6
6.050% 3/01/09	1,000,000	957,810
Rental Car Finance
Series 1999-1 Class A
5.900% 2/25/07	750,000	738,353
Salomon Brothers Mtg Secs VII
Series 1997-TZH Class B
7.491% 3/25/05	1,250,000	1,275,800
Starwood Commercial Mtg Trust
Series 1999-C1A Class B
6.920% 2/03/14	1,000,000	965,000
Travelers Funding Ltd
Series 1A Class A1
6.300% 2/18/14	1,400,000	1,298,500

Total Non-U S Government Agency
Obligations (Cost $11,701,212)		11,297,488

U.S. Government Agency Obligations - 12.83%

Federal Home Loan Mortgage
Corporation (FHLMC) - 2.12%

Collateralized Mortgage Obligations - 1.28%
FHLMC Series 1322 Class G
7.500% 2/15/07	1,279,304	1,298,084
FHLMC Series 1460 Class H
7.000% 5/15/07	2,000,000	2,026,860

		3,324,944

    See Notes to Financial Statements.

    MML Managed Bond Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999
    (Unaudited)

			Market
		Principal	Value
		Amount	(Note 2A)

BONDS AND NOTES (Continued)

Pass-Through Securities - 0.84%
FHLMC
6.420%	12/01/05	$2,113,686	$2,096,512
FHLMC
9.000%	3/01/17	89,386	94,641

			2,191,153

Total Federal Home Loan Mortgage
Corporation (FHLMC)			5,516,097

Federal National Mortgage
Association (FNMA) - 6.14%
Collateralized Mortgage Obligations - 5.32%
FNMA Series 1993-221 Class D
6.000%	12/25/08	1,000,000	985,620
FNMA Series 1993-134 Class GA
6.500%	2/25/07	2,000,000	2,008,740
FNMA Series 1993-231 Class M
6.000%	12/25/08	3,322,000	3,252,437
FNMA Series 1993-186 Class G
6.250%	3/25/08	3,700,000	3,691,897
FNMA Series 1996-54 Class C
6.000%	9/25/08	4,000,000	3,903,720

			13,842,414

Pass-Through Securities - 0.82%
FNMA
6.000%	11/01/28	1,974,749	1,855,021
FNMA
9.000%	5/01/09	251,744	265,532

			2,120,553

Total Federal National Mortgage
Association (FNMA)			15,962,967

Government National Mortgage
Association (GNMA) - 4.57%
Collateralized Mortgage Obligations - 0.18%
JHM Acceptance Corp.,
Series E, Class 5
8.960%	4/01/19	469,024	473,564

Pass-Through Securities - 4.39%
GNMA
8.000%	12/15/03 - 1/15/09	4,927,198	5,066,638
GNMA
7.500%	3/15/17 - 7/15/17	3,142,531	3,186,086
GNMA
7.000%	9/15/23 - 11/15/23	1,501,630	1,487,079
GNMA - ARMS
6.125% 11/20/27 - 12/20/27		583,039	587,412
GNMA - ARMS
6.625% 8/20/25 - 8/20/27		541,150	546,614
GNMA - ARMS
6.125% 11/20/25		530,840	535,816

			11,409,645

Total Government National Mortgage
Association (GNMA)			11,883,209

Total U.S. Government Agency
Obligations (Cost $33,522,574)			33,362,273

U.S. Treasury Obligations - 28.76%
U.S.Treasury Bonds and Notes - 23.32%
U.S. Treasury Bond
7.500% 11/15/16		5,600,000	6,311,368
U.S. Treasury Bond
7.125% 2/15/23		3,000,000	3,324,840
U.S. Treasury Note
7.875% 11/15/04		3,000,000	3,281,250
U.S. Treasury Note
6.500% 10/15/06		31,500,000	32,523,750
U.S. Treasury Note
6.625% 5/15/07		4,500,000	4,686,345
U.S. Treasury Note
7.500% 5/15/02		5,500,000	5,769,830
U.S. Treasury Note
5.750% 9/30/99		3,000,000	3,006,090
U.S. Treasury Note
5.625% 11/30/99		1,700,000	1,703,978
U.S.Treasury Strips - 5.44%
U.S. Treasury Strip*
0.000% 5/15/16		41,000,000	14,128,600

Total U.S. Treasury Obligations
(Cost $75,354,617)			74,736,051

Total Bonds and Notes
(Cost $256,707,415)			$253,565,395

    See Notes to Financial Statements.

    MML Managed Bond Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999
    (Unaudited)

			Market
		Principal	Value
		Amount	(Note 2A)

SHORT-TERM INVESTMENTS - 1.53%

Commercial Paper
Comdisco, Inc
5.400% 7/08/99		$410,000	$409,569
Conagra, Inc
6.020% 7/01/99		2,885,000	2,885,000
Dana Credit Corp
5.290% 7/06/99		675,000	674,505

Total Short-Term Investments
(Cost $3,969,289)			3,969,074

Total Investments
(Cost $260,676,704) (a)	99.10%		$257,534,469

(a) Federal Income Tax Information:

At June 30, 1999 the net unrealized
depreciation on investments based on cost
of $260,676,704 for federal income tax purposes
purposes is as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
market value over tax cost			$2,384,524

Aggregate gross unrealized depreciation for all
investments in which there is an excess of
tax cost over market value			(5,526,759)

Net unrealized depreciation			$(3,142,235)

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    See Notes to Financial Statements.

    MML Blend Fund

    SCHEDULE OF INVESTMENTS
    June 30, 1999
    (Unaudited)

	Number	Market
	of	Value
	Shares	(Note 2A)

EQUITIES - 60.88%

Aerospace & Defense - 2.18%
Raytheon Co. (Class A)	137,700	$9,484,088
Raytheon Co. (Class B)	420,000	29,557,500
TRW, Inc.	496,600	27,250,925

		66,292,513

Agribusiness - 0.42%
Archer-Daniels-Midland Co.	838,510	12,944,498

Apparel, Textiles, Shoes - 0.57%
V F Corp.	405,500	17,335,125

Automotive & Parts - 1.55%
Delphi Automotive Systems	101,000	1,874,813
Ford Motor Co.	282,300	15,932,306
Goodyear Tire & Rubber Co.	499,100	29,353,319

		47,160,438

Banking, Savings & Loan - 3.76%
The Bank of New York Co., Inc.	920,200	33,759,838
Comerica, Inc.	370,500	22,021,594
Pacific Century Financial Corp.	690,600	14,891,063
Wachovia Corp.	260,000	22,246,250
Wells Fargo Co.	508,300	21,729,825

		114,648,570

Beverages - 0.82%
Brown-Forman Corp. (Class B)	382,500	24,934,219

Chemicals - 2.90%
Air Products and Chemicals	429,700	17,295,425
Bemis Corp.	407,600	16,202,100
Engelhard Corp.	900,200	20,367,025
Rohm & Haas	799,300	34,269,988

		88,134,538

Communications - 1.23%
GTE Corp.	494,400	37,450,800

Computers & Office Equipment - 6.98%
Electronic Data Systems	341,400	19,310,438
Hewlett-Packard Co.	529,600	53,224,800
International Business
Machines Corp.	542,200	70,079,350
Pitney Bowes, Inc.	585,900	37,644,075
Xerox Corp.	550,000	32,484,375

		212,743,038

Containers - 0.65%
Crown Cork & Seal	354,500	10,103,250
Temple-Inland, Inc.	140,600	9,595,950

		19,699,200

Cosmetics & Personal Care - 1.15%
Kimberly-Clark Corp.	615,900	35,106,300

Electric Utilities - 1.42%
Dominion Resources, Inc.	388,000	16,805,250
Pinnacle West Capital	349,800	14,079,450
Teco Energy, Inc.	541,300	12,314,575

		43,199,275

Electrical Equipment & Electronics - 3.52%
General Electric Co.	531,600	60,070,800
Honeywell, Inc.	236,100	27,358,088
Hubbell, Inc. (Class B)	434,480	19,714,531

		107,143,419

Energy - 6.03%
APACHE Corp.	199,500	7,780,500
BP Amoco plc	426,179	46,240,422
Burlington Resources, Inc.	375,500	16,240,375
Conoco, Inc.	359,400	10,018,275
ENI, SPA - ADR	280,100	16,806,000
Mobil Corp.	366,700	36,303,300
Unocal Corp.	584,900	23,176,663
Usec, Inc.	970,000	14,428,750
USX- Marathon Group	387,300	12,611,456

		183,605,741

Financial Services - 1.61%
American Express Co.	182,400	23,734,800
American General Corp.	314,300	23,690,363
Goldman Sachs Group Inc.	24,400	1,762,900

		49,188,063

Foods - 1.99%
Bestfoods	318,200	15,750,900
ConAgra, Inc.	976,400	25,996,650
General Mills, Inc	234,700	18,864,013

		60,611,563

Forest Products & Paper - 1.16%
Westvaco Corp.	276,412	8,015,948
Weyerhaeuser Co.	399,200	27,445,000

		35,460,948

    See Notes to Financial Statements.

    MML Blend Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999
(Unaudited)
	Number	Market
	of	Value
	Shares	(Note 2A)

EQUITIES (Continued)

Health Care - 5.39%
Becton, Dickinson and Co.	907,900	$27,237,000
Bristol-Myers Squibb Co.	1,059,200	74,607,393
Pharmacia & Upjohn, Inc.	415,200	23,588,550
Schering Plough Corp.	729,400	38,658,200

		164,091,143

Industrial Distribution - 0.74%
W.W. Grainger, Inc.	421,000	22,655,063

Industrial Diversified - 0.58%
Tyco International LTD	186,230	17,645,283

Industrial Transportation - 1.40%
Burlington Northern Santa Fe	667,000	20,677,000
Norfolk Southern Corp.	730,200	21,997,275

		42,674,275

Insurance - 3.40%
Cigna Corp.	127,700	11,365,300
Hartford Financial Services Grp	291,700	17,009,756
Jefferson-Pilot Corp.	264,300	17,493,356
Marsh & McLennan Co's., Inc	458,300	34,601,650
MBIA, Inc.	356,000	23,051,000

		103,521,062

Machinery & Components - 0.67%
Dover Corp.	579,100	20,268,500

Miscellaneous - 0.88%
Armstrong World Industries	107,200	6,197,500

Minnesota Mining &
Manufacturing Co.	238,100	20,699,819

		26,897,319

Pharmaceuticals - 0.86%
American Home Products Corp.	453,100	$26,053,250

Publishing & Printing - 1.42%
McGraw-Hill Companies, Inc.	801,200	43,214,725

Retail - 1.86%
The May Department Stores Co.	468,450	19,147,894
Newell Rubbermaid, Inc.	409,200	19,027,800
Sears Roebuck & Co.	417,400	18,600,388

		56,776,082

Retail-Grocery - 1.68%
Albertson's, Inc.	991,602	51,129,478

Telephone Utilities - 2.59%
Ameritech Corp.	524,800	38,572,800
Frontier Corp.	684,800	40,403,200

		78,976,000

Tobacco - 1.21%
Fortune Brands, Inc.	474,900	19,648,988
UST, Inc	589,400	17,239,950

		36,888,938

Transportation - 0.26%
Galileo International, Inc.	144,200	7,705,688

Total Equities
(Cost $929,705,858)		1,854,155,054

    See Notes to Financial Statements.

    MML Blend Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999
    (Unaudited)

	Principal Amount	Market Value (Note 2A)

BONDS AND NOTES - 23.53%

Asset Backed Securities - 1.53%
California Infrastructure PG&E-1,
1997-1, Class A6
6.320% 9/25/05	$600,000	$599,640
California Infrastructure SDG&E-1,
1997-1, Class A5
6.190% 9/25/05	500,000	496,985
California Infrastructure SCE-1,
1997-1, Class A5
6.280% 9/25/05	650,000	648,154
Capital Equipment Receivables Trust,
1996-1, Class A4
6.280% 6/15/00	2,740,970	2,744,396
Case Equipment Loan Trust, 1998,
Class A4
5.830% 2/15/05	3,500,000	3,478,195
Caterpillar Financial Asset Trust,
1997-B, Class A3
6.160% 9/25/03	3,100,000	3,106,820
Chase Manhattan RV Owner Trust
1997-A, Class A7
6.140% 10/16/06	4,500,000	4,502,430
Chase Manhattan Auto Owner Trust,
1998-A, Class A4
5.800% 12/16/02	3,750,000	3,729,563
Ford Credit Auto Owner Trust, 1996-B
1996-B, Class A4
6.300% 1/15/01	5,222,200	5,233,585
Metlife Capital Equipment Loan Trust
Series 1997-A, Class A
6.850% 5/20/08	2,500,000	2,547,025
Peco Energy Transition Trust Series,
Series 1999-A, Class A7
6.130% 3/01/09	1,300,000	1,235,403
Peco Energy Transition Trust Series,
Series 1999-A, Class A6
6.050% 3/01/09	2,450,000	2,346,635
Premier Auto Trust Series, 1998-4,
Class A3
5.690% 6/08/02	4,000,000	3,989,760
Premier Auto Trust Series, 1998-5,
Class A3
5.070% 7/08/02	2,000,000	1,975,780
Railcar Trust No., 1992-1
7.750% 6/1/04	1,077,692	1,110,874
Rental Car Finance Corp.
Series 1999-1, Class A
5.900% 2/25/07	2,400,000	2,362,728
Toyota Auto Lease Trust Series,
1998-B, Class A1
5.350% 7/25/02	3,500,000	3,464,300
Travelers Funding Ltd.,
Class A1
6.300% 2/18/14	3,400,000	3,153,500

Total Asset Backed Securities
(Cost $47,216,372)		46,725,773

Corporate Debt - 9.62%
Airtouch Communications, Inc.
7.500% 7/15/06	4,000,000	4,154,840
Alcan Aluminum Ltd.
6.250% 11/01/08	2,500,000	2,340,550
American Airlines, Inc.
9.780% 11/26/11	4,331,419	4,944,920
American General Finance Corp.
5.750% 11/01/03	2,000,000	1,938,000
American West Airlines, 1996-1, Class A
6.850% 7/02/09	4,101,070	3,973,076
AMR Corp.
9.000% 8/01/12	2,000,000	2,189,240
Analog Devices, Inc.
6.625% 3/01/00	1,500,000	1,506,660
Anheuser-Busch Companies, Inc.
5.375% 9/15/08	4,000,000	3,605,920
Archer-Daniels Midland
6.750% 12/15/27	1,650,000	1,539,714
Associates Corp. of North America
6.750% 8/01/01	4,000,000	4,043,360
Associates Corp. of North America
6.500% 8/15/02	2,000,000	2,008,940
AT & T Corporation
5.625% 3/15/04	4,050,000	3,918,902
Barrick Gold Corp.
7.500% 5/01/07	4,250,000	4,222,120
Bell Atlantic Financial Services, Inc
6.610% 2/04/00	1,000,000	1,004,190

    See Notes to Financial Statements.

    MML Blend Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999
    (Unaudited)

	Principal Amount	Market Value (Note 2A)

BONDS AND NOTES (Continued)

Corporate Debt (Continued)
BHP Finance (USA) Limited
6.420% 3/01/26	$4,500,000	$4,456,035
Bombardier Capital
6.000% 1/15/02	4,000,000	3,933,752
Boston Scientific Corp.
6.625% 3/15/05	6,050,000	5,635,333
C I T Group Holdings
6.375% 10/01/02	4,000,000	3,990,480
C I T Group Holdings
5.625% 10/15/03	2,500,000	2,407,950
CSX Corp.
7.050% 5/01/02	2,000,000	2,022,820
CSX Corp.
7.250% 5/01/27	4,500,000	4,418,235
CSX Corp.
7.250% 5/01/04	250,000	253,473
Cable & Wireless Communications
6.750% 12/01/08	5,750,000	5,499,168
Carlisle Companies, Inc
7.250% 1/15/07	2,760,000	2,715,674
Celulosa Arauco Constitucion
6.950% 9/15/05	2,500,000	2,210,925
Champion International Corp.
6.400% 2/15/26	3,500,000	3,376,415
Columbia Gas System, Inc
6.610% 11/28/02	3,000,000	2,995,890
Comcast Cablevision-PH
8.375% 5/01/07	2,500,000	2,677,450
Commercial Credit Co.
7.750% 3/01/05	2,500,000	2,624,225
ConAgra, Inc.
7.000% 10/01/28	3,000,000	2,808,150
Continental Airlines, Inc. Series 1996-B
7.820% 10/15/13	1,861,060	1,903,641
Continental Airlines, Inc. Series 1996-2B
8.560% 7/02/14	1,627,413	1,735,636
Dana Corp.
6.500% 3/15/08	1,750,000	1,669,745
Dana Corp.
7.000% 3/01/29	1,600,000	1,470,384
Delta Air Lines, Inc.
8.540% 1/02/07	3,811,892	4,050,288
Dover Corp.
6.250% 6/01/08	2,000,000	1,889,660
Dover Corp.
6.650% 6/01/28	2,000,000	1,786,380
Emerald Investment Grade CBO 144A
5.644% 5/24/11	3,000,000	2,988,750
ERAC USA Finance Co. 144A
6.750% 5/15/07	6,000,000	5,718,060
FBG Finance Ltd, 144A
7.875% 6/01/16	4,000,000	4,194,000
Fletcher Challenge Ltd.
6.750% 3/24/05	2,000,000	1,916,920
Fletcher Challenge Ltd.
7.750% 6/20/06	2,000,000	2,005,460
Ford Motor Corp.
6.400% 7/15/06	1,500,000	1,500,810
Foster Wheeler Corp.
6.750% 11/15/05	2,000,000	1,772,580
GTE Corp.
9.100% 6/01/03	575,000	621,196
General American Transportation Corp.
6.750% 3/01/06	3,000,000	2,868,270
General Electric Capital Corp.
8.750% 5/21/07	1,500,000	1,700,730
General Electric Capital Corp.
6.500% 11/01/06	1,250,000	1,247,538
General Mills
8.900% 6/15/06	2,250,000	2,489,018
General Motors Corp.
9.125% 7/15/01	1,500,000	1,580,670
Goldman Sachs Group, L.P. 144A
6.200% 2/15/01	4,000,000	3,990,320
Halliburton Co.
5.625% 12/01/08	1,500,000	1,365,468
Heller Financial, Inc.
6.250% 3/01/01	2,500,000	2,501,150
Hershey Foods Co.
7.200% 8/15/27	5,300,000	5,256,593
Household Finance Corp.
7.125% 9/01/05	500,000	506,020
Household Finance Corp.
6.500% 11/15/08	2,500,000	2,383,775
I C I Wilmington
7.050% 9/15/07	2,500,000	2,469,950
IMC Global, Inc.
6.625% 10/15/01	2,500,000	2,496,675

    See Notes to Financial Statements.

    MML Blend Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999
    (Unaudited)

		Principal Amount	Market Value (Note 2A)

BONDS AND NOTES (Continued)

Corporate Debt (Continued)
Interpool, Inc
7.350%	8/01/07	$2,000,000	$1,883,746
Kroger Company
7.700%	6/01/29	2,000,000	1,991,300
Lasmo USA, Inc.
6.750%	12/15/07	6,000,000	5,475,498
Leucadia National Corp.
7.750%	8/15/13	3,000,000	2,690,970
Mapco, Inc.
7.250%	3/01/09	3,750,000	3,697,013
Marsh & Mclennan Companies
7.125%	6/15/09	2,000,000	2,015,820
Meritor Automotive, Inc.
6.800%	2/15/09	4,000,000	3,794,600
Midway Airlines
8.140%	01/02/13	2,500,000	2,363,200
Millipore Corp.
7.500%	4/01/07	4,250,000	4,056,073
Mobil Corp.
8.625%	8/15/21	4,500,000	5,295,015
Morgan Stanley, Dean Witter
5.625%	1/20/04	5,000,000	4,819,200
Newmont Mining Corp.
8.625%	4/01/02	5,000,000	5,155,450
News America Holdings, Inc.
9.250%	2/01/13	4,000,000	4,496,520
Norfolk Southern Corp.
7.050%	5/01/37	6,000,000	6,097,075
North Finance (Bermuda) Ltd. 144A
7.000%	9/15/05	4,000,000	3,945,720
Occidental Petroleum Corp.
7.375%	11/15/08	6,000,000	5,899,800
Pepsi Bottling
5.625%	2/17/09	2,250,000	2,044,339
Ralston Purina Co.
7.750%	10/01/15	2,000,000	2,074,880
Raytheon Co.
6.750%	8/15/07	2,700,000	2,672,514
Republic Services
7.125%	5/15/09	3,000,000	2,938,170
Rolls-Royce Capital, Inc.
7.125%	7/29/03	2,000,000	2,007,000
Ryder System, Inc.
6.600%	11/15/05	3,500,000	3,387,755
Scholastic Corp.
7.000% 12/15/03		3,000,000	2,991,720
Schwab (Charles) Corp.
6.250% 01/23/03		2,500,000	2,460,925
Scripps (EW) Co.
6.625% 10/15/07		5,000,000	4,793,800
The Seagram Co. Ltd.
7.500% 12/15/18	4,500,000	4,349,790
Sealed Air Corp
6.950% 5/15/09	2,300,000	2,227,849
Sprint Capital Corp.
6.125% 11/15/08	2,000,000	1,845,780
Sprint Capital Corp.
6.875% 11/15/28	2,000,000	1,813,240
Sprint Capital Corp.
5.875% 5/1/04	250,000	239,583
TCI Communications, Inc.
7.550% 9/02/03	3,000,000	3,095,190
Texaco Capital, Inc.
5.500% 1/15/09	4,000,000	3,668,184
Thomas & Betts Corp.
8.250% 1/15/04	1,000,000	1,031,480
Time Warner, Inc.
7.750% 6/15/05	3,000,000	3,087,750
Time Warner, Inc.
6.100% 12/30/01	4,750,000	4,730,003
Union Oil Co. of Califormia
7.500% 2/15/29	3,600,000	3,498,559
Union Tank Car
6.790% 5/1/10	4,000,000	3,912,400
U S Airways, Inc.
7.500% 10/15/09	919,209	882,687
Valero Energy Corp.
7.375% 3/15/06	2,000,000	1,941,530
Vulcan Materials
6.000% 4/1/09	3,500,000	3,302,075
Worldcom, Inc.
7.750% 4/01/07	2,500,000	2,618,125
W P P Finance
6.625% 07/15/05	2,250,000	2,151,124

Total Corporate Debt (Cost $298,081,295)		292,939,546

    See Notes to Financial Statements.

    MML Blend Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999
    (Unaudited)

	Principal Amount	Market Value (Note 2A)

BONDS AND NOTES (Continued)

Non-U S Government Agency
Obligations - 0.82%
Pass-Thru Securities
Asset Securitization Corp.
Commercial Mortgage 1995-MD-IV
7.100% 8/13/07	$6,120,696	$6,178,046
Chase Commercial Mortgage Sec, Inc.,
1998-2, Class A2
6.025% 8/18/07	2,405,962	2,339,028
C S First Boston Mortgage Corp.,
1998-C2, Class A2
5.960% 12/15/07	2,899,998	2,816,275
Merrill Lynch Mortgage Inv. Ctf
1998, Class A1
6.310% 12/15/06	4,094,304	4,056,637
Salomon Brothers Mortgage Securities
1997-TZH, Class B 144A
7.491% 3/25/05	3,000,000	3,061,920
Starwood Commercial Mortgage Trust
1999-C1A, Class B 144A
6.920% 2/03/14	3,000,000	2,895,000
Textron Financial Corp.,
1998-A, Class A2
5.890% 1/15/05	3,500,000	3,479,980

Total Non-U S Government Agency
Obligations (Cost $25,525,696)		24,826,886

U S Government Agency Obligations - 3.06%
Federal Home Loan Mortgage
Corporation (FHLMC) - 0.52%
Collateralized Mortgage Obligations - 0.33%
FHLMC Series 1322 Class G
7.500% 2/15/07	3,198,259	3,245,209
FHLMC Series 1460 Class H
7.000% 5/15/07	1,789,000	1,813,026
FHLMC Series 1490 Class PG
6.300% 5/15/07	5,000,000	5,007,800

		10,066,035

Pass-Through Securities - 0.19%
FHLMC 6.420% 12/01/05	5,457,153	5,412,813
FHLMC 9.000% 03/01/17	268,157	283,922

		5,696,735

Total Federal Home Loan Mortgage
Corporation (FHLMC)		15,762,770

Federal National Mortgage
Association (FNMA) - 1.32%
Collateralized Mortgage Obligations - 1.11%
FNMA Series 1993-107 Class E
6.500% 6/25/08	5,000,000	4,971,850
FNMA Series 1993-134 Class GA
6.500% 2/25/07	5,000,000	5,021,850
FNMA Series 1993-71 Class PG
6.250% 7/25/07	8,000,000	7,987,440
FNMA Series 1993-175 Class PU
6.350% 9/25/08	7,015,000	6,933,836
FNMA Series 1993-186 Class G
6.250% 3/25/08	5,000,000	4,989,050
FNMA Series 1996-54 Class C
6.000% 9/25/08	4,000,000	3,903,720

		33,807,746

Pass-Through Securities - 0.21%
FNMA 8.000% 05/01/13	889,496	897,004
FNMA 6.000% 11/01/28	5,539,283	5,203,436
FNMA 6.000% 12/01/28	372,641	350,048

		6,450,488

Total Federal National Mortgage
Association (FNMA)		40,258,234

Government National Mortgage
Association (GNMA) - 1.04%
Collateralized Mortgage Obligations - 0.03%
J H M Acceptance Corp.,
Series E, Class 5
8.960% 4/01/19	938,047	947,128

    See Notes to Financial Statements.

    MML Blend Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999
    (Unaudited)

	Principal Amount	Market Value (Note 2A)

BONDS AND NOTES (Continued)

Pass-Through Securities - 1.01%
GNMA
6.500% 10/15/28	$5,386,750	$5,179,683
GNMA
6.500% 07/01/29	10,000,000	9,617,200
GNMA
7.000% 4/5/23-11/15/23	3,753,269	3,716,900
GNMA
7.500% 9/15/16-10/15/17	2,460,369	2,494,470
GNMA
8.000% 1/15/04 -1/15/09	6,476,774	6,660,067
GNMA
9.000% 8/15/08 -9/15/09	1,153,587	1,216,804
GNMA-ARMS
6.625% 8/20/25-8/20/27	1,915,079	1,936,155

		30,821,279

Total Government National Mortgage
Association (GNMA)		31,768,407

U.S. Government Guaranteed Notes - 0.18%
1991-A Caguas
8.740% 8/01/01	280,000	295,750
1991-A Cncl. Bluffs, IA
8.740% 8/01/01	155,000	163,719
1991-A Fairfax Cnty, VA
8.740% 8/01/01	85,000	89,780
1991-A Fajardo, PR
8.740% 8/01/01	210,000	221,813
1991-A Gasden, AL
8.740% 8/01/01	100,000	105,625
1991-A Lorain, OH
8.740% 8/01/01	30,000	31,688
1991-A Mayaguez, PR
8.740% 8/01/01	150,000	158,438
1991-A Rochester, NY
8.650% 8/01/00	4,295,000	4,425,192

		5,492,005

Total U.S. Government Agency
Obligations (Cost $93,786,510)		93,281,416

U.S. Treasury Obligations - 8.50%
U.S. Treasury Bonds & Notes - 8.33%
U.S. Treasury Bonds
7.500% 11/15/16	33,350,000	37,586,451
U.S. Treasury Bonds
8.750% 5/15/17	40,100,000	50,619,834
U.S. Treasury Notes
6.375% 5/15/00	5,000,000	5,045,300
U.S. Treasury Notes
5.250% 8/15/03	2,000,000	1,965,940
U.S. Treasury Notes
5.875% 2/15/04	3,000,000	3,019,230
U.S. Treasury Notes
7.750% 1/31/00	9,900,000	10,048,500
U.S. Treasury Notes
7.125% 2/29/00	7,600,000	7,696,216
U.S. Treasury Notes
6.500% 8/15/05	58,000,000	59,785,238
U.S. Treasury Notes
6.875% 5/15/06	26,150,000	27,530,982
U.S. Treasury Notes
6.500% 10/15/06	49,000,000	50,592,500

		253,890,191

U.S. Treasury Strips - 0.17%
U.S. Treasury Strips *
0.000% 2/15/10	2,500,000	1,308,150
U.S. Treasury Strips *
0.000% 8/15/15	2,000,000	723,100
U.S. Treasury Strips *
0.000% 2/15/17	9,500,000	3,124,550

		5,155,800

Total U.S. Treasury Obligations
(Cost $265,686,275)		259,045,991

Total Bonds and Notes
(Cost $730,296,148)		716,819,612

    See Notes to Financial Statements.

    MML Blend Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999
    (Unaudited)

		Principal Amount	Market Value (Note 2A)

SHORT-TERM INVESTMENTS - 15.61%

Commercial Paper
Appalachian Power Co.
5.860%	2/04/00	$7,200,000	$6,961,290
Aristar, Inc.
5.030%	8/30/99	6,490,000	6,430,067
Case Credit Corp.
5.020%	7/21/99	6,445,000	6,425,682
Case Credit Corp.
5.010%	7/26/99	9,780,000	9,744,519
Case Credit Corp.
5.010%	7/27/99	5,850,000	5,827,710
Caterpillar Financial Services
4.870%	8/20/99	12,200,000	12,107,974
Comdisco, Inc.
5.140%	8/12/99	12,020,000	11,942,730
Comdisco, Inc.
5.300%	8/17/99	13,185,000	13,091,508
Comdisco, Inc.
5.260%	8/18/99	11,455,000	11,370,370
Comdisco, Inc.
5.200%	8/25/99	12,240,000	12,135,077
Comdisco, Inc.
5.160%	8/26/99	6,220,000	6,164,807
Conagra, Inc.
5.090%	8/05/99	8,000,000	7,956,754
Conagra, Inc.
5.340%	8/10/99	11,130,000	11,064,180
Crown Cork & Seal Co., Inc.
5.020%	7/06/99	4,595,000	4,591,699
Crown Cork & Seal Co., Inc.
5.060%	7/19/99	4,800,000	4,787,586
Crown Cork & Seal Co., Inc.
5.390%	9/30/99	9,175,000	9,047,213
Dana Credit Corp.
5.190%	8/09/99	11,395,000	11,330,995
Dana Credit Corp.
5.680%	9/08/99	2,025,000	2,003,071
Dominion Resources, Inc.
5.030%	7/12/99	10,000,000	9,984,195
Dominion Resources, Inc.
5.040%	7/28/99	11,385,000	11,338,309
Dominion Resources, Inc.
5.040%	7/29/99	11,800,000	11,748,178
Finova Capital Corp.
5.000%	7/13/99	6,155,000	6,144,388
Finova Capital Corp.
4.940%	7/15/99	10,000,000	9,977,037
Finova Capital Corp.
4.950%	7/16/99	10,730,000	10,706,875
Finova Capital Corp.
5.210%	9/09/99	7,600,000	7,518,311
Finova Capital Corp.
5.030%	9/10/99	6,430,000	6,359,913
Fortune Brands, Inc.
5.170%	2/11/00	6,300,000	6,084,452
Indiana Michigan Power Co.
5.290%	7/01/99	10,000,000	10,000,000
Kerr McGee Credit Corp.
5.040%	7/07/99	9,930,000	9,921,634
Kerr McGee Credit Corp.
5.050%	7/14/99	6,342,000	6,329,250
Kerr McGee Credit Corp.
5.060%	7/20/99	6,185,000	6,168,217
Kerr McGee Credit Corp.
5.130%	8/03/99	10,170,000	10,120,912
Kerr McGee Credit Corp.
5.140%	8/04/99	2,735,000	2,721,007
Kerr McGee Credit Corp.
5.340%	8/16/99	8,330,000	8,273,266
Kerr McGee Credit Corp.
5.400%	10/15/99	7,000,000	6,886,610
Motorola, Inc.
4.840%	7/01/99	850,000	849,757
Ohio Power Co.
5.440%	9/30/99	5,275,000	5,202,996
Praxair, Inc.
4.960%	7/30/99	11,025,000	10,973,381
Praxair, Inc.
5.020%	8/31/99	10,210,000	10,114,168
Praxair, Inc.
5.330%	9/01/99	8,210,000	8,131,697
Praxair, Inc.
5.030%	9/02/99	6,365,000	6,303,330
Praxair, Inc.
5.040%	9/10/99	1,325,000	1,310,558
Praxair, Inc.
5.040%	9/17/99	9,695,000	9,579,051
Public Service Co. of Colorado
5.000%	8/04/99	5,000,000	4,974,418

    See Notes to Financial Statements.

    MML Blend Fund

    SCHEDULE OF INVESTMENTS (Continued)
    June 30, 1999
    (Unaudited)

			Principal Amount	Market Value (Note 2A)

SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
Public Service Co. of Colorado
5.040%	8/24/99		$10,900,000	$10,809,849
Public Service Electric & Gas Co.
4.960%	7/22/99		10,900,000	10,864,236
Public Service Electric & Gas Co.
5.280%	8/11/99		7,795,000	7,748,256
Public Service Electric & Gas Co.
5.060%	8/19/99		5,620,000	5,576,808
Ryder System, Inc.
5.000%	7/09/99		6,284,000	6,276,748
Ryder System, Inc.
5.030%	8/06/99		7,100,000	7,062,394
Ryder System, Inc.
5.130%	8/27/99		11,155,000	11,057,615
Ryder System, Inc.
5.340%	9/03/99		9,440,000	9,347,108
Sonat, Inc.
4.970%	7/02/99		8,795,000	8,793,783
Sonat, Inc.
5.060%	7/06/99		6,670,000	6,665,299
Sonat, Inc.
5.010%	7/08/99		10,000,000	9,990,228
Sonat, Inc.
5.120%	8/02/99		4,460,000	4,439,125
VF Corp.
5.100%	7/23/99		4,800,000	4,784,676
VF Corp.
5.100%	8/19/99		1,600,000	1,587,703
VF Corp.
5.130%	8/23/99		10,000,000	9,919,891
VF Corp.
5.190%	9/13/99		9,965,000	9,851,856

Total Short-Term Investments
(Cost $475,669,508)				475,480,717

Total Investments
(Cost $2,135,671,514)		100.02%		$3,046,455,383

(a) Federal Income Tax Information:
At June 30, 1999 the net unrealized appreciation on investments based on cost of $2,135,671,514 for federal income tax purposes is as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of market value over tax cost	$947,974,905

Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over market value	(37,191,036)

Net unrealized appreciation	$910,783,869

    144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    See Notes to Financial Statements.

    Notes To Financial Statements

    (Unaudited)

    1. HISTORY

    MML Series Investment Fund ("MML Trust") is registered under the Investment Company Act of 1940 as a no-load, registered open-end, management investment company. MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund (the "Funds") are four of the eight series of shares of the MML Trust. The MML Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust.

      The MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

    2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with generally accepted accounting principles.

      A. Investment Valuation

      Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange, or on the NASDAQ national market system. If securities are unlisted, or there is no reported sale price, the bid price of the prior trade date will be used. Long-term bonds are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional size, trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

      For MML Equity Fund, MML Managed Bond Fund, and MML Blend Fund, short-term securities with more than sixty days to maturity from the date of purchase are valued at market and short-term securities having a maturity from the date of purchase of sixty days or less are valued at amortized cost. MML Money Market Fund's portfolio securities are valued at amortized cost in accordance with a rule of the Securities and Exchange Commission pursuant to which MML Money Market Fund must adhere to certain conditions. It is the intention of MML Money Market Fund to maintain a per share net asset value of $1.00.

      B. Accounting For Investments

      Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts on short-term securities are amortized in determining interest income.

      The cost basis of long-term bonds is not adjusted for amortization of premium or accrual of discount since MML Managed Bond Fund and MML Blend Fund do not generally intend to hold such investments until maturity; however, MML Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

      Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

      C. Federal Income Tax

      MML Trust has established a policy for each of the Funds to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Funds will not be subject to federal income tax on any net investment income and any net capital gains to the extent they are distributed or are deemed to have been distributed to shareholders. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

    Notes To Financial Statements (Unaudited) (Continued)

      D. Forward Commitments

      Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Forward commitments are not used for purposes of trading. Settlement for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Fund generally does not take delivery on these forward commitments, but such commitments are instead settled with offsetting transactions. When a forward commitment contract is closed, the Funds record a realized gain or loss. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they can not close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. The Funds instruct the custodian to segregate liquid, high quality assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repo rates. Such rates equate the counterparty's cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Funds record on a daily basis the unrealized appreciation/depreciation based upon changes in the value of the forward commitment. At June 30, 1999, the Funds had no open forward commitments.

      E. Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    3. CAPITAL LOSS CARRYFORWARD

      The accumulated net realized loss on investments for MML Money Market Fund results in a capital loss carryforward of $11,997 which is available for federal income tax purposes to offset future capital gains. Of the total carryforward, $1,204 expires December 31, 2000, $201 expires December 31, 2001, $5,364 expires December 31, 2002, $841 expires December 31, 2003, $4,291 expires December 31, 2005 and $96 expires December 31, 2006.

      The accumulated net realized loss on investments for MML Managed Bond Fund results in a capital loss carryforward of $747,970 which is available for federal income tax purposes to offset future capital gains. The total carryforward expires December 31, 2007.

    4. INVESTMENT MANAGEMENT FEE

      MassMutual provides all investment advisory, management and administrative services needed by the Funds. For acting as such, MassMutual receives a quarterly fee from each Fund at the annual rate of .50% of the first $100,000,000 of the average daily net asset value of each Fund, .45% of the next $200,000,000, .40% of the next $200,000,000, and .35% of any excess over $500,000,000.

      MassMutual has entered into an investment sub-advisory agreement with David L. Babson and Company, Inc. ("Babson"), a wholly-owned subsidiary of DLB Acquisition Corporation which is a controlled subsidiary of MassMutual. The agreement provides that Babson manages the assets of MML Equity Fund and the assets of the Equity Sector of MML Blend Fund. MassMutual pays Babson a quarterly fee equal to an annual rate of .13% of the average daily net asset value of MML Equity Fund and the Equity Sector of MML Blend Fund.

      MassMutual has agreed, at least through April 30, 2000, to bear the expenses of the Funds to the extent that the aggregate expenses (excluding each Fund's management fee, interest, taxes, brokerage commissions and extraordinary expenses) incurred during each Fund's fiscal year exceed .11% of the average daily net asset value of each Fund for such year. For the period ended June 30, 1999, MassMutual was not required to reimburse the Funds for any expenses.

    Notes To Financial Statements (Unaudited) (Continued)

    5. PURCHASES AND SALES OF INVESTMENTS

For the Six Months Ended June 30, 1999	Acquisition Cost	Proceeds from Sales and Maturities

MML EQUITY FUND
Equities	$214,696,257	$162,771,972
Short-term investments	1,769,223,281	1,823,954,168

MML MONEY MARKET FUND
Short-term investments	447,623,365	446,981,014

MML MANAGED BOND FUND
Bonds and notes	20,407,468	17,476,049
U.S. Government investments - long-term	49,026,743	22,702,523
Short-term investments	382,490,163	399,562,766

MML BLEND FUND
Equities	58,928,085	100,592,863
Bonds and notes	71,815,121	30,234,661
U.S. Government investments - long-term	76,574,262	40,647,640
Short-term investments	1,245,586,687	1,325,265,535

    6. NET INCREASE FROM CAPITAL SHARE TRANSACTIONS

For the Six Months Ended June 30, 1999	MML Equity Fund	MML Money Market Fund	MML Managed Bond Fund	MML Blend Fund

Shares
Reinvestment of dividends	3,796,728	4,023,394	678,369	8,020,766
Sales of shares	2,397,270	82,307,396	2,262,255	2,029,680
Redemptions of shares	(3,406,745)	(81,250,410)	(1,757,599)	(5,199,252)

Net Increase	2,787,253	5,080,380	1,183,025	4,851,194

Amount
Reinvestment of dividends	$148,822,870	$4,023,394	$8,459,771	$200,858,847
Sales of shares	94,780,657	82,307,396	28,069,264	50,961,340
Redemptions of shares	(134,897,419)	(81,250,410)	(21,765,424)	(130,802,970)

Net Increase	$108,706,108	$5,080,380	$14,763,611	$121,017,217

For the Year Ended December 31, 1998	MML Equity Fund	MML Money Market Fund	MML Managed Bond Fund	MML Blend Fund

Shares
Reinvestment of dividends	5,377,343	7,577,176	1,080,294	10,548,232
Sales of shares	7,903,059	188,771,360	4,363,667	6,180,424
Redemptions of shares	(5,006,969)	(159,080,164)	(1,816,564)	(7,166,826)

Net Increase	8,273,433	37,268,372	3,627,397	9,561,830

Amount
Reinvestment of dividends	$190,592,681	$7,577,176	$13,625,461	$257,252,297
Sales of shares	300,269,513	188,771,360	55,354,210	155,904,892
Redemptions of shares	(188,112,102)	(159,080,164)	(22,972,939)	(180,183,660)

Net Increase	$302,750,092	$37,268,372	$46,006,732	$232,973,529

    Notes To Financial Statements (Unaudited) (Continued)

    7. MML TRUST SPECIAL SHAREHOLDERS MEETING APRIL 2 AND 23, 1999

      A Special Meeting of Shareholders of MML Trust was held on April 2, 1999. The meeting was adjourned and reconvened on Friday, April 23. MassMutual, MML Bay State Life Insurance Company ("MML Bay State") and C.M. Life Insurance Company ("C.M. Life") own of record all of the outstanding shares of MML Trust. However, the owners of variable life insurance policies and variable annuity contracts that depend on the investment performance of certain separate accounts of MassMutual, MML Bay State and C.M. Life have the right to instruct MassMutual, MML Bay State and C.M. Life on how to vote.

      The proposals set forth in the proxy materials sent to contract holders included (1) the election of five Trustees, (2) approval of amendments to the Investment Management Agreements to require the Funds to assume certain expenses currently paid by MassMutual, as investment manager; (3) approval of changes in the fundamental investment policies of MML Trust to permit MML Blend Fund to engage in dollar roll transactions; and (4) approval of changes in the fundamental investment policies of MML Trust to permit MML Blend Fund, MML Equity Fund and MML Equity Index Fund to engage in the lending of portfolio securities with respect to not more than 33% of the total assets of each such Fund. All of the proposals brought before the shareholders at the Special Meeting were approved by the shareholders.

      The number of votes present by proxy were:

MML Series Investment Fund	Variable Life/Annuity Units	Shares Represented at Meeting	Percentage of Total Record Date Shares

MML Equity Fund	61,208,821.093	78,609,470.526	99.998%
MML Money Market Fund	23,561,179.210	174,366,775.630	99.634%
MML Managed Bond Fund	21,677,702.847	20,703,842.304	99.997%
MML Blend Fund	54,275,120.535	118,822,538.751	100.00%
MML Equity Index Fund	4,112,851.650	2,403,145.032	99.925%
MML Small Cap Value Equity Fund	413,732.554	1,297,372.494	99.980%

    Proposal 1 -- Election of Trustees:

Nominees for Board of Trustees	MML Equity Fund	MML Money Market Fund	MML Managed Bond Fund	MML Blend Fund	MML Equity Index Fund	MML Small Cap Value Equity Fund

Richard H. Ayers	95.873% For 4.127% Against	98.792% For 1.208% Against	96.814% For 3.186% Against	95.611% For 4.389% Against	99.094% For 0.906% Against	99.224% For .756% Against
David E. A. Carson	95.922% For 4.078% Against	98.794% For 1.206% Against	96.823% For 3.177% Against	99.650% For 4.350% Against	99.094% For 0.906% Against	99.224% For 756% Against
Richard W. Greene	95.917% For 4.083% Against	98.794% For 1.206% Against	96.825% For 3.175% Against	95.645% For 4.355% Against	99.094% For 0.906% Against	99.224% For 756% Against
Beverly L. Hamilton	95.918% For 4.082% Against	98.784% For 1.216% Against	96.815% For 3.185% Against	95.673% For 4.327% Against	99.094% For 0.906% Against	99.224% For 756% Against
William F. Marshall, Jr.	95.914% For 4.086% Against	98.794% For 1.206% Against	96.819% For 3.181% Against	95.642% For 4.358% Against	99.094% For 0.906% Against	99.224% For .756% Against

    As of May 3, 1999, the following persons are also Trustees of MML Trust: Stuart H. Reese, Ronald J. Abdow, Mary Boland, Richard G. Dooley, Charles J. McCarthy, Robert J. O'Connell and John H. Southworth.

    Notes To Financial Statements (Unaudited) (Continued)

      Proposal 2 - Amendment to Investment Management Agreements for MML Equity Fund, MML Money Market Fund, MML Blend Fund, MML Equity Index Fund and MML Small Cap Value Equity Fund.

MML Equity Fund	MML Money Market Fund	MML Blend Fund	MML Equity Index Fund	MML Small Cap Value Equity Fund

79.787% For	91.560% For	81.540% For	59.057% For	95.893% For
14.465% Against	5.650% Against	12.702% Against	32.695% Against	1.059% Against
5.745% Abstain	2.789% Abstain	5.759% Abstain	8.247% Abstain	3.049% Abstain

    Proposal 3 - Approval of Changes in the fundamental investment policies of the Trust to permit MML Blend Fund to engage in dollar roll transactions. The results were as follows: 85.830% voted in favor of the proposal, 8.071% voted against the proposal; and 6.099% abstained.

    Proposal 4 - Approval changes to the fundamental investment policies of the Trust to permit MML Blend Fund, MML Equity Fund and MML Equity Index Fund to engage in the lending of portfolio securities with respect to not more than 33% of the total assets of each such Fund.

MML Equity Fund	MML Blend Fund	MML Equity Index Fund

83.690% For	83.439% For	84.914% For
10.419% Against	10.504% Against	7.355% Against
5.892% Abstain	6.058% Abstain	7.731% Abstain

    8. SUBSEQUENT EVENTS

      MML Trust's Board of Trustees dismissed PricewaterhouseCoopers LLP ("PwC") as its principal accountant, effective July 22, 1999. MML Trust's Audit Committee recommended engaging Deloitte & Touche LLP as the principal accountant to audit the Funds' financial statements for fiscal year 1999. The Board of Trustees approved the appointment of Deloitte & Touche LLP at a special meeting held on March 26, 1999.

      For fiscal years 1997 and 1998, and during the period prior to PwC's dismissal, MML Trust and PwC have not had any disagreements on any matter of accounting principles or practices, financial statement disclosures, or auditing scope or procedure, that either (1) have not been resolved to PwC's satisfaction and (2) or, if not resolved to PwC's satisfaction, would have caused it to make a reference to the subject matter of the disagreement in connection with its report. Moreover, PwC's report on the Funds' financial statements for the fiscal years 1997 and 1998 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles.